                                             Registration Statement No.333-71377
                                                                        811-8732


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 3

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 14

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

           333 West 34th Street, 10th Floor, New York, New York 10001
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (212) 615-7201

                                Ernest J. Wright
                      First Citicorp Life Insurance Company
                                One Tower Square
                               Hartford, CT 06183
               (Name and Address of Agent for Service of Process)


Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on              pursuant to paragraph (a)(i) pf Rule 485

If appropriate, check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


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                                     PART A

                      Information Required in a Prospectus

                         CITIELITE ANNUITY PROSPECTUS:
             FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

This prospectus describes CITIELITE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by First Citicorp Life Insurance Company or Citicorp Life Insurance Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

High Yield Bond Trust
Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Balanced Fund
  AIM V.I. Value Fund
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  Growth and Income Portfolio -- Class B
  Premier Growth Portfolio -- Class B
  Technology Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Franklin Small Cap Fund Class 2
  Templeton International Securities Fund Class 2
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Equity Index Portfolio -- Class II Shares
  Fundamental Value Portfolio(1)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Bond Portfolio
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -- Class IB Shares Putnam VT Small Cap Value Fund -- Class IB Shares
  Putnam VT Voyager II Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Capital Fund
  High Yield Bond Fund
  Investors Fund
  Total Return Fund
SMITH BARNEY INVESTMENT SERIES(2)
  Growth and Income Portfolio
  Smith Barney Large Cap Core Portfolio(3)
  Smith Barney Premier Selection All Cap Growth Portfolio(4) TRAVELERS SERIES FUND, INC.
  AIM Capital Appreciation Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney International All Cap Growth Portfolio
  Smith Barney Large Capitalization Growth Portfolio
  Smith Barney Large Cap Value Portfolio
  Smith Barney Mid Cap Core Portfolio
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio
  Large Cap Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Travelers Quality Bond Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth Opportunities Portfolio(5) VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Contrafund(R) Portfolio: -- Service Class 2
VARIABLE INSURANCE PRODUCTS FUND III (FIDELITY)
  Dynamic Capital Appreciation Portfolio: -- Service Class 2

(1) formerly the Total Return Portfolio
(2) formerly the Concert Investment Series
(3) formerly the Select Growth Portfolio
(4) formerly the Select Mid Cap Portfolio
(5) formerly the CitiFunds Small Cap Growth VIP Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to our Customer Service Office at One Tower Square, Hartford, Connecticut 06183, call 1-800-497-4857 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     11
The Annuity Contract..................     11
  Contract Owner Inquiries............     11
  Purchase Payments...................     11
  Accumulation Units..................     11
  The Variable Funding Options........     12
Fixed Account.........................     15
Charges and Deductions................     15
  General.............................     15
  Withdrawal Charge...................     16
  Free Withdrawal Allowance...........     17
  Administrative Charges..............     17
  Mortality and Expense Risk Charge...     17
  Variable Funding Option Expenses....     18
  Premium Tax.........................     18
  Changes in Taxes Based Upon Premium
     or Value.........................     18
Transfers.............................     18
  Dollar Cost Averaging...............     18
Access to Your Money..................     19
  Systematic Withdrawals..............     19
  Loans...............................     20
Ownership Provisions..................     20
  Types of Ownership..................     20
  Contract Owner......................     20
  Beneficiary.........................     20
  Annuitant...........................     20
Death Benefit.........................     21
  Death Proceeds Before the Maturity
     Date.............................     21
  Payment of Proceeds.................     22
  Death Proceeds After the Maturity
     Date.............................     24
The Annuity Period....................     24
  Maturity Date.......................     24
  Allocation of Annuity...............     25
  Variable Annuity....................     25
  Fixed Annuity.......................     25
Payment Options.......................     26
  Election of Options.................     26
  Annuity Options.....................     26
  Income Options......................     27
Miscellaneous Contract Provisions.....     27
  Right to Return.....................     27
  Termination.........................     27
  Required Reports....................     27
  Suspension of Payments..............     28
The Separate Account..................     28
  Performance Information.............     28
Federal Tax Considerations............     29
  General Taxation of Annuities.......     29
  Types of Contracts: Qualified or
     Nonqualified.....................     30
  Nonqualified Annuity Contracts......     30
  Qualified Annuity Contracts.........     30
  Penalty Tax for Premature
     Distributions....................     31
  Diversification Requirements for
     Variable Annuities...............     31
  Ownership of the Investments........     31
  Mandatory Distributions for
     Qualified Plans..................     31
  Taxation of Death Benefit
     Proceeds.........................     31
Other Information.....................     32
  The Insurance Company...............     32
  Financial Statements................     32
  Distribution of Variable Annuity
     Contracts........................     32
  Conformity with State and Federal
     Laws.............................     32
  Voting Rights.......................     33
  Legal Proceedings and Opinions......     33
Appendix A: Condensed Financial
  Information: First Citicorp Life
  Variable Annuity Separate Account...    A-1
Appendix B: Condensed Financial
  Information: Citicorp Life Variable
  Annuity Separate Account............    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     11
Accumulation Period...................     11
Annuitant.............................     20
Annuity Payments......................     24
Annuity Unit..........................     12
Cash Surrender Value..................     19
Contingent Annuitant..................     20
Contract Date.........................     11
Contract Owner (You)..................     20
Contract Value........................     19
Contract Year.........................     11
Fixed Account.........................    C-1
Death Report Date.....................     21
Funding Option(s).....................     12
Maturity Date.........................     24
Purchase Payment......................     11
Underlying Fund.......................     12
Written Request.......................     11

                                    SUMMARY:
                           CITIELITE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either First Citicorp Life Insurance Company or Citicorp Life Insurance Company, ("the Company," "We" or "Us") depending on where you reside. If you reside in New York, your issuing company is First Citicorp Life Insurance Company. Otherwise, your issuing company is Citicorp Life. Each company sponsors its own segregated asset account ("Separate Account"). First Citicorp Life Insurance Company sponsors the First Citicorp Life Variable Annuity Separate Account. Citicorp Life Insurance Company sponsors the Citicorp Life Variable Annuity Separate Account. When we refer to the Separate Account, we are referring to either First Citicorp Life Variable Annuity Separate Account or Citicorp Life Variable Annuity Separate Account, depending upon your issuing Company.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO MAY PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first 12 months after the contract date. You may make additional payments of at least $100 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an annual administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 7%, decreasing to 0% in years eight and later.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and
(2) written
payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

     - SPOUSAL CONTRACT CONTINUANCE. (Nonqualified contracts only) If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.

                                   FEE TABLE
--------------------------------------------------------------------------------
The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn)

            YEARS SINCE PURCHASE
                PAYMENT MADE                       WITHDRAWAL CHARGE
                    0-1                                   7%
                     2                                    7%
                     3                                    7%
                     4                                    6%
                     5                                    5%
                     6                                    4%
                     7                                    3%
                 8 or more                                0%


ANNUAL SEPARATE ACCOUNT CHARGES
  (as a percentage of the average daily net assets of the
  Separate Account)
      Mortality & Expense Risk Charge.......................   1.25%
      Administrative Expense Charge.........................   0.15%
                                                               -----
          Total Separate Account Charges....................   1.40%

OTHER ANNUAL CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE................    $30

VARIABLE FUNDING OPTION EXPENSES:
  (as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                                  TOTAL
                                                                                                  ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                               REIMBURSEMENT)   12B-1 FEE    REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
High Yield Bond Trust........................    0.56   %                         0.27%            0.83%
Money Market Portfolio.......................    0.38   %                         0.02%            0.40%
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Balanced Fund...................    0.75   %                         0.35%            1.10%
    AIM V.I. Value Fund......................    0.61   %                         0.23%            0.84%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Growth & Income Portfolio -- Class B*....    0.63   %          0.25%          0.07%            0.95%
    Premier Growth Portfolio -- Class B*.....    1.00   %          0.25%          0.05%            1.30%
    Technology Portfolio -- Class B*.........    0.97   %          0.25%          0.09%            1.31%(1)
GREENWICH STREET SERIES FUND
    Appreciation Portfolio...................    0.75   %                         0.03%            0.78%(3)
    Equity Index Portfolio -- Class II
      Shares*................................    0.21   %          0.25%          0.04%            0.50%(2)
    Fundamental Value Portfolio..............    0.75   %                         0.04%            0.79%(3)
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2*......    0.49   %          0.25%          0.28%            1.02%(4)
    Templeton International Securities
      Fund -- Class 2*.......................    0.67   %          0.25%          0.20%            1.12%
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio..............    0.25   %                         0.40%            0.65%(5)

                                                                                                  TOTAL
                                                                                                  ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                               REIMBURSEMENT)   12B-1 FEE    REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares*.......................    0.76   %          0.25%          0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class
      IB Shares*.............................    0.80   %          0.25%          0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares*................................    0.70   %          0.25%          0.30%            1.25%(6)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund.............................    0.58   %                         0.42%            1.00%(7)
    High Yield Bond Fund.....................    0.00   %                         1.00%            1.00%(7)
    Investors Fund...........................    0.70   %                         0.21%            0.91%
    Total Return Fund........................    0.46   %                         0.54%            1.00%(7)
SMITH BARNEY INVESTMENT SERIES
    Growth and Income Portfolio..............    0.75   %                         0.20%            0.95%(8)
    Smith Barney Large Cap Core Portfolio....    0.75   %                         0.20%            0.95%(8)
    Smith Barney Premier Selection All Cap
      Growth Portfolio.......................    0.75   %                         0.20%            0.95%(8)
    Select Government Portfolio+.............    0.60   %                         0.20%            0.80%(8)
THE TRAVELERS SERIES TRUST
    Equity Income Portfolio..................    0.75   %                         0.07%            0.82%(9)
    Large Cap Portfolio......................    0.75   %                         0.07%            0.82%(9)
    MFS Emerging Growth Portfolio............    0.81   %                         0.05%            0.86%
    MFS Mid Cap Growth Portfolio.............    0.86   %                         0.04%            0.90%
    MFS Research Portfolio...................    0.86   %                         0.06%            0.92%
    Travelers Quality Bond Portfolio.........    0.38   %                         0.11%            0.49%
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.......    0.80   %                         0.03%            0.83%(10)
    MFS Total Return Portfolio...............    0.80   %                         0.04%            0.84%(10)
    Putnam Diversified Income Portfolio......    0.75   %                         0.12%            0.87%(10)
    Smith Barney Aggressive Growth
      Portfolio..............................    0.80   %                         0.19%            0.99%(10)
    Smith Barney International All Cap Growth
      Portfolio..............................    0.90   %                         0.08%            0.98%(10)
    Smith Barney Large Capitalization Growth
      Portfolio..............................    0.75   %                         0.02%            0.77%(10)
    Smith Barney Large Cap Value Portfolio...    0.65   %                         0.01%            0.66%(10)
    Smith Barney Mid Cap Core Portfolio......    0.75   %                         0.20%            0.95%(10)
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares*......    0.00   %          0.25%          0.95%            1.20%(11)
    Emerging Growth Portfolio Class II
      Shares*................................    0.70   %          0.25%          0.05%            1.00%
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio................    0.75   %                         0.15%            0.90%(12)
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class
      2*.....................................    0.57   %          0.25%          0.10%            0.92%(13)
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio --
      Service Class 2*.......................    0.57   %          0.25%          0.61%            1.43%(14)

 + No longer available to new contract owners.

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 (1) Fees are stated net of waivers and/or reimbursements. Absent waivers and/or reimbursements, the "Management Fees", "12b-1 Fees", "Other Expenses" and "Total Annual Operating Expenses" would have been 1.00%, 0.25%, 0.08%, and 1.33%, respectively for the TECHNOLOGY PORTFOLIO. This waiver and/or reimbursement was terminated as of 5/01/00.

 (2) The Management Fee includes 0.06% for fund administration.

 (3) The Management Fee includes 0.20% for fund administration.

 (4) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. Total Annual Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the FRANKLIN SMALL CAP FUND -- CLASS 2 would have been 0.53%, 0.25%, 0.28%, and 1.06%, respectively.

 (5) "Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND PORTFOLIO. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (6) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

 (7) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.75%, 1.03%, and 1.78%, respectively for the HIGH YIELD BOND FUND; 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND; and 0.80%, 0.54%, and 1.34%, respectively for the TOTAL RETURN FUND.

 (8) The Adviser has agreed to waive all or a portion of its fees and reimburse certain expenses for the year ended October 31, 2000 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, Total Annual Operating Expenses for the SMITH BARNEY PREMIER SELECTION ALL CAP GROWTH PORTFOLIO, the SMITH BARNEY LARGE CAP CORE PORTFOLIO, the GROWTH AND INCOME PORTFOLIO, and the SELECT GOVERNMENT PORTFOLIO would have been 2.14%, 1.55%, 2.05% and 2.06%, respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 0.95%, 0.95%, 0.95%, and 0.80%, respectively.

 (9) TAMIC or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. Without such expense reductions, Total Annual Operating Expenses for the EQUITY INCOME PORTFOLIO and the LARGE CAP PORTFOLIO would have been 0.87% and 0.84%, respectively.

(10) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(11) If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the COMSTOCK PORTFOLIO CLASS II SHARES would have been 2.38%. These expenses include Rule 12b-1 fees of up to 0.25%.

(12) The Adviser has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

(13) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the CONTRAFUND(R) -- SERVICE CLASS 2 would have been 0.90%.

(14) The Total Annual Operating Expenses for the DYNAMIC CAPITAL APPRECIATION PORTFOLIO -- SERVICE CLASS 2 are based on estimated expenses.

EXAMPLE:

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.041% of the Separate Account contract value.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above:

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
              FUNDING OPTION                1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
High Yield Bond Trust.....................     93      141       172        261       23        71       122        261
Money Market Portfolio....................     89      128       150        216       19        58       100        216
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Balanced Fund................     96      149       185        288       26        79       135        288
    AIM V.I. Value Fund...................     93      141       172        262       23        71       122        262
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Growth & Income Portfolio -- Class
      B...................................     94      145       178        273       24        75       128        273
    Premier Growth Portfolio -- Class B...     98      155       195        307       28        85       145        307
    Technology Portfolio -- Class B.......     98      155       195        308       28        85       145        308
GREENWICH STREET SERIES FUND
    Appreciation Portfolio................     93      139       169        256       23        69       119        256
    Equity Index Portfolio -- Class II
      Shares..............................     90      131       155        227       20        61       105        227
    Fundamental Value Portfolio...........     93      140       170        257       23        70       120        257
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2....     95      147       181        280       25        77       131        280
    Templeton International Securities
      Fund -- Class 2.....................     96      150       186        290       26        80       136        290
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio...........     91      136       162        242       21        66       112        242
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares.....................     97      152       190        296       27        82       140        296
    Putnam VT Small Cap Value Fund --
      Class IB Shares.....................     98      157       197        312       28        87       147        312
    Putnam VT Voyager II Fund -- Class IB
      Shares..............................    102      167       215        347       32        97       165        347
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund..........................     95      146       180        278       25        76       130        278
    High Yield Bond Fund..................     95      146       180        278       25        76       130        278
    Investors Fund........................     94      143       176        269       24        73       126        269
    Total Return Fund.....................     95      146       180        278       25        76       130        278
SMITH BARNEY INVESTMENT SERIES
    Growth and Income Portfolio...........     94      145       178        273       24        75       128        273
    Smith Barney Large Cap Core
      Portfolio...........................     94      145       178        273       24        75       128        273
    Smith Barney Premier Selection All Cap
      Growth Portfolio....................     94      145       178        273       24        75       128        273
    Select Government Portfolio+..........     93      140       170        258       23        70       120        258
THE TRAVELERS SERIES TRUST
    Equity Income Portfolio...............     93      141       171        260       23        71       121        260
    Large Cap Portfolio...................     93      141       171        260       23        71       121        260
    MFS Emerging Growth Portfolio.........     93      142       173        264       23        72       123        264
    MFS Mid Cap Growth Portfolio..........     94      143       175        268       24        73       125        268
    MFS Research Portfolio................     94      144       176        270       24        74       126        270
    Travelers Quality Bond Portfolio......     90      131       154        225       20        61       104        225

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
              FUNDING OPTION                1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio....     93      141       172        261       23        71       122        261
    MFS Total Return Portfolio............     93      141       172        262       23        71       122        262
    Putnam Diversified Income Portfolio...     93      142       174        265       23        72       124        265
    Smith Barney Aggressive Growth
      Portfolio...........................     95      146       180        277       25        76       130        277
    Smith Barney International All Cap
      Growth Portfolio....................  95...      145       179        276       25        75       129        276
    Smith Barney Large Capitalization
      Growth Portfolio....................     92      139       169        255       22        69       119        255
    Smith Barney Large Cap Value
      Portfolio...........................     91      136       163        243       21        66       113        243
    Smith Barney Mid Cap Core Portfolio...     94      145       178        273       24        75       128        273
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares....     97      152       190        297       27        82       140        297
    Emerging Growth Portfolio Class II
      Shares..............................     95      146       180        278       25        76       130        278
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio.............     94      143       175        268       24        73       125        268
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class 2.............................     94      144       176        270       24        74       126        270
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation
      Portfolio -- Service Class 2........     99      159       201        320       29        89       151        320

+ No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

CitiElite Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payment, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-497-4857.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date. You may make additional payments of at least $100 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-497-4857 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
High Yield Bond Trust            Seeks generous income. The assets of the High       Travelers Asset Management
                                 Yield Bond Trust will be invested in bonds which,   International Company LLC
                                 as a class, sell at discounts from par value and    ("TAMIC")
                                 are typically high risk securities.

Money Market Portfolio           Seeks high current income from short-term money     TAMIC
                                 market instruments while preserving capital and
                                 maintaining a high degree of liquidity.

AIM VARIABLE INSURANCE FUNDS,
INC.
    AIM V.I. Value Fund          Seeks to achieve long-term growth of capital by     AIM Advisers, Inc. ("AIM")
                                 investing primarily in equity securities of
                                 undervalued companies. Income is a secondary
                                 objective.
    AIM V.I. Balanced Fund       Seeks to achieve as high a total return as          AIM
                                 possible, consistent with the preservation of
                                 capital.

ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Growth and Income            Seeks to achieve reasonable current income and      Alliance Capital Management,
    Portfolio -- Class B         reasonable opportunity for appreciation through     L.P. ("Alliance")
                                 investments primarily in dividend-paying common
                                 stocks of good quality.
    Premier Growth Portfolio --  Seeks long-term growth of capital by investing      Alliance
    Class B                      primarily in equity securities of a limited number
                                 of large, carefully selected, high quality U.S.
                                 companies that are judged likely to achieve
                                 superior earning momentum.

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC. (CONTINUED)
    Technology Portfolio --      Seeks long-term growth of capital by investing      Alliance
    Class B                      primarily in securities of companies that use
                                 technology extensively in the development of new
                                 or improved products or processes. Current income
                                 is incidental to the Portfolio's objective.

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
    Franklin Small Cap           Seeks long-term capital growth. The Fund seeks to   Franklin Advisers, Inc.
    Fund (Class 2)               accomplish its objective by investing primarily
                                 (normally at least 65% of its assets) in equity
                                 securities of smaller capitalization growth
                                 companies.
    Templeton International      Seeks long-term capital growth through a flexible   Templeton Investment Counsel,
    Fund (Class 2)               policy of investing in stocks and debt obligations  Inc.
                                 of companies and governments outside the United
                                 States. Any income realized will be incidental.

GREENWICH STREET SERIES FUND
    Appreciation Portfolio       Seeks long term appreciation of capital by          Smith Barney Fund Management
                                 investing primarily in equity securities.           LLC ("SBFM")
    Equity Index Portfolio       Seeks to replicate, before deduction of expenses,   Travelers Investment Management
    Class II                     the total return performance of the S&P 500 index.  Co. SBFM
    Fundamental Value Portfolio  Seeks long term capital growth with current income  SBFM as a secondary objective.

PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio  Seeks maximum total return, consistent with         Pacific Investment Management
                                 preservation of capital and prudent investment      Company
                                 management, by investing primarily in
                                 investment-grade debt securities.

PUTNAM VARIABLE TRUST
    Putnam VT International      Seeks capital appreciation by investing mostly in   Putnam Investment Management,
    Growth Fund -- Class IB      common stocks of companies outside the United       Inc. ("Putnam")
    Shares                       States.
    Putnam VT Small Cap Value    Seeks capital appreciation by investing mainly in   Putnam
    Fund -- Class IB Shares      common stocks of U.S. companies with a focus on
                                 value stocks.
    Putnam VT Voyager II         Seeks capital appreciation by investing mainly in   Putnam
    Fund -- Class IB Shares      common stocks of U.S. companies with a focus on
                                 growth stocks.

SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Capital Fund                 Seeks capital appreciation, primarily through       Salomon Brothers Asset
                                 investments in common stocks which are believed to  Management ("SBAM")
                                 have above-average price appreciation potential
                                 and which may involve above average risk.
    High Yield Bond Fund         Seeks to maximize current income, and,              SBAM
                                 secondarily, to seek capital appreciation through
                                 investments in medium or lower rating categories.
    Investors Fund               Seeks long-term growth of capital, and,             SBAM
                                 secondarily, current income, through investments
                                 in common stocks of well-known companies.
    Total Return Fund            Seeks above-average income (compared to a portfo-   SBAM
                                 lio invested entirely in equity securities).
                                 Secondarily, seeks opportunities for growth of
                                 capital and income.

SMITH BARNEY INVESTMENT SERIES
    Growth and Income Portfolio  Seeks both growth and income by investing princi-   SBFM
                                 pally in equity securities which provide dividend
                                 and interest income but may invest in non-income
                                 producing investments for potential appreciation
                                 in value.
    Smith Barney Large Cap Core  Seeks capital appreciation by investing primarily   SBFM
    Portfolio                    in U.S. common stocks and other equity securities,
                                 typically of established companies with large
                                 market capitalization.
    Smith Barney Premier         Seeks long term growth of capital using a multi-    SBFM
    Selection All Cap Portfolio  manager approach investing in small, medium and large sized companies

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing             Travelers Investment Advisers
    Portfolio                    principally in common stock, with emphasis on       ("TIA")
                                 medium-sized and smaller emerging growth            Subadviser: AIM
                                 companies.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to   TIA
                                 a portfolio entirely invested in equity             Subadviser: Massachusetts
                                 securities) consistent with the prudent employment  Financial Services ("MFS")
                                 of capital. Generally, at least 40% of the
                                 Portfolio's assets will be invested in equity
                                 securities.
    Putnam Diversified Income    Seeks high current income consistent with           TIA Subadviser: Putnam
    Portfolio                    preservation of capital. The Portfolio will         Investment Management, Inc.
                                 allocate its investments among the U.S. Government
                                 Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
    Smith Barney Aggressive      Seeks capital appreciation by investing primarily   SBFM
    Growth Portfolio             in common stocks of companies that are
                                 experiencing, or have the potential to experience,
                                 growth of earnings, or that exceed the average
                                 earnings growth rate of companies whose securities
                                 are included in the S&P 500.
    Smith Barney International   Seeks total return on assets from growth of         SBFM
    All Cap Growth Portfolio     capital and income by investing at least 65% of
                                 its assets in a diversified portfolio of equity
                                 securities of established non-U.S. issuers.
    Smith Barney Large           Seeks long-term growth of capital by investing in   SBFM
    Capitalization Growth        equity securities of companies with large market
    Portfolio                    capitalizations.
    Smith Barney Large Cap       Seeks current income and long-term growth of        SBFM
    Value Portfolio              income and capital by investing primarily, but not
                                 exclusively, in common stocks.
    Smith Barney Mid Cap Core    Seeks long-term growth of capital by investing      SBFM
    Portfolio                    primarily in equity securities of medium-sized
                                 companies with market capitalizations between $1
                                 billion and $5 billion at the time of investment.

THE TRAVELERS SERIES TRUST
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%   TAMIC
                                 in income-producing equity securities. The balance  Subadviser: Fidelity
                                 may be invested in all types of domestic and        Management & Research Co.
                                 foreign securities, including bonds. The Portfolio  ("FMR")
                                 seeks to achieve a yield that exceeds that of the
                                 securities comprising the S&P 500 The Subadviser
                                 also considers the potential for capital
                                 appreciation
    Large Cap Portfolio          Seeks long-term growth of capital by investing      TAMIC
                                 primarily in equity securities of companies with    Subadviser: FMR
                                 large market capitalizations.
    MFS Emerging Growth          Seeks to provide long-term growth of capital.       TAMIC
    Portfolio                    Dividend and interest income from portfolio         Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by      TAMIC
    Portfolio                    investing, under normal market conditions, at       Subadviser: MFS
                                 least 65% of its total assets in equity securities
                                 of companies with medium market capitalization
                                 which the investment adviser believes have
                                 above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS
    Travelers Quality Bond       Seeks current income, moderate capital volatility   TAMIC
    Portfolio                    and total return.

VAN KAMPEN LIFE INVESTMENT
TRUST
    Comstock Portfolio -- Class  Seeks capital growth and income through             Van Kampen Asset Management,
    II Shares                    investments in equity securities, including common  Inc. ("VKAM")
                                 stocks and securities convertible into common and
                                 preferred stocks.
    Emerging Growth              Seeks capital appreciation by investing primarily   VKAM
    Portfolio -- Class II        in common stocks of companies considered to be
    Shares                       emerging growth companies.

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap       Seeks long-term capital growth by investing in      Citi Fund Management, Inc.
    Growth Opportunities         equity securities of U.S. companies with market
    Portfolio                    capitalizations below the top 1,000 stocks of the
                                 equity market. Under normal circumstances, at
                                 least 65% of the fund's total assets will be
                                 invested in such companies. Dividend income, if
                                 any, is incidental to this investment objective.

VARIABLE INSURANCE PRODUCTS
FUND II
    Contrafund(R) Portfolio --   Seeks long-term capital appreciation by investing   FMR
    Service Class 2              primarily in common stocks of companies whose
                                 value the adviser believes is not fully recognized
                                 by the public.

VARIABLE INSURANCE PRODUCTS III
    Dynamic Capital              Seeks capital appreciation by investing primarily   FMR
    Appreciation Portfolio --    in common stocks of both domestic and foreign
    Service Class 2              issuers.

Before the end of 2001, we anticipate substituting shares of a new portfolio for the following portfolio currently available in your Contract. You should know, however, that we cannot proceed with the proposed substitution until we receive certain regulatory approvals, and that details of the substitution, including the new portfolio to be offered, may change. We will notify you of the final details, including the approximate date, before the substitution occurs, and will notify you after the substitution has happened. Also, we will send you a current prospectus for the new funding option before the substitution occurs.


SMITH BARNEY INVESTMENT SERIES
    Select Government Portfolio  Seeks high current return consistent with the       SBFM
                                 preservation of capital by investing primarily in
                                 debt instruments issued or guaranteed by the U.S.
                                 government, its agencies or instrumentalities.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

 YEARS SINCE PURCHASE
     PAYMENT MADE                         WITHDRAWAL CHARGE
          0-3                                 7    %
            4                                 6    %
            5                                 5    %
            6                                 4    %
            7                                 3    %
             8 or more                        0    %

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

        (a) any purchase payment to which no withdrawal charge applies, then

        (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

        (c) any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

        (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

     - due to the death of the contract owner or annuitant (with no contingent annuitant surviving);

     - upon election of a lifetime annuity payout taken after the first Contract year or,

     - due to a minimum distribution under our minimum distribution rules then in effect.

FREE WITHDRAWAL ALLOWANCE

You may withdraw up to 15% of the contract value annually, without a withdrawal charge. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) For the first contract year, the available amount is 15% of the initial purchase payment. Beginning in the second contract year, the available free withdrawal amount is 15% of the contract value at the end of the previous contract year. We reserve the right not to permit free withdrawals on full surrenders.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

        (1) from the distribution of death proceeds; or

        (2) after an annuity payout has begun.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, the Company may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of the Company, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Customer Service Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Beginning in the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no annuitant, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which the Company's Home Office receives (1) due proof of death and (2) written payment instructions or (3) election of spousal contract continuance ("death report date").

We must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

DEATH PROCEEDS BEFORE THE MATURITY DATE

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE:

The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

        (1) the contract value;

        (2) the total purchase payments made under the Contract ; or

        (3) the Step-Up value (if any, as described below).

WHERE THE ANNUITANT WAS BETWEEN THE AGES OF 68 THROUGH 75 ON THE CONTRACT DATE:

The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

        1. the contract value;

        2. the total purchase payments made under the Contract; or

        3. the Step-Up value (as described below) associated with the seventh contract date Anniversary.

WHERE ANNUITANT WAS AGE 76 OR OLDER ON THE CONTRACT DATE:

The death benefit payable will be the contract value on the death report date, less any applicable premium tax, previous withdrawals and any outstanding loans.

STEP-UP VALUE:

We will establish the Step-Up value on the seventh Contract Date anniversary. The Step-Up Value will equal the contract value on that anniversary. For Contracts where the annuitant was younger than 68 on the contract date, we will recalculate the Step-Up Value on each anniversary until the annuitant's 76th birthday. If the contract value on the anniversary is greater than the Step-Up Value, the Step-Up Value will be rest to equal the contract value on that date. If the Step-Up Value is greater than the contract value, the Step-Up Value remains unchanged. For all contracts, each time a purchase payment is made we will increase the Step-Up Value by the amount of the payment and, when a withdrawal is taken, we will reduce the Step-Up Value by a Partial Surrender reduction (as described below).

The Partial Surrender Reduction equals:

        (1) the Step-Up Value immediately before the reduction for the withdrawal, multiplied by

        (2) the amount of the withdrawal divided by

        (3) the contract value immediately before the withdrawal.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000 - 9,090, or $40,900.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000 - 16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Non-Spousal Joint Owner (who    The surviving joint                                        Yes
 is not the annuitant)           owner.
--------------------------------------------------------------------------------------------------------------
 Non-Spousal Joint Owner (who    The beneficiary(ies) or,   Unless there is a contingent    Yes
 is the annuitant)               if none, to the contract   annuitant. A contingent
                                 owner's estate.            annuitant becomes the
                                                            annuitant and the proceeds
                                                            will be paid to the surviving
                                                            joint owner.
--------------------------------------------------------------------------------------------------------------
 Spousal Joint Owner (who is     The surviving joint        Unless the spouse elects to     Yes
 not the annuitant)              owner/spouse.              continue the contract.
--------------------------------------------------------------------------------------------------------------
 Spousal Joint Owner (who is     The beneficiary (ies),     Unless the spouse elects to     Yes
 the annuitant)                  or if none, to the         continue the contract.
                                 surviving joint owner.
                                                            A spouse who is not the
                                                            beneficiary may decline to
                                                            receive the proceeds or to
                                                            continue the contract and may
                                                            instruct the Company to pay
                                                            the beneficiary.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies)      Unless the beneficiary is the   Yes
 contract owner)                 or, if none, to the        contract owner's spouse and
                                 contract owner.            the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
                                                            Or, unless, there is a
                                                            contingent annuitant. Then,
                                                            the contingent annuitant
                                                            becomes the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    Yes
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distribution has begun, the 5 year payout option is not available.

 SPOUSAL CONTRACT CONTINUANCE (NONQUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NONSPOUSE IS A JOINT OWNER)

 If your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

 If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

 Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant's 90th birthday or ten years after the effective date of the contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option, and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments. If, at the death of the annuitant, the total number of fixed payments has not been made, the payments will be made to the beneficiary.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

First Citicorp Life Insurance Company and Citicorp Life Insurance Company each sponsor separate accounts: First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account (Separate Accounts FLIC and CLIC, respectively) were established on July 6, 1994 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account FLIC and Separate Account CLIC for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner,including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. one of the world's largest bank holding companies. First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at 666 Fifth Avenue, 3rd Floor, New York, NY 10103.

Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under the laws of Arizona in 1971. Citicorp Life is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings, Inc., which, in turn, is a wholly owned subsidiary of Citigroup Inc., one of the world's largest bank holding companies. Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06103.

FINANCIAL STATEMENTS

The financial statements for the insurance company are located in the Statement of Additional Information. The financial statements for the separate account will be available through annual reports to shareholders. These reports are accessible through the SEC's website that appears on page 1 of the prospectus.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

FIRST CITICORP LIFE INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account or the Company.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under New York law and the validity of the forms of the variable annuity contracts under New York law, have been passed on by the General Counsel of the Company.

CITICORP LIFE INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account or the Company.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                            ACCUMULATION UNIT VALUES

                                                                                  PERIOD ENDED
PORTFOLIO NAME                                                YEAR ENDED 2000   DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
HIGH YIELD BOND TRUST (7/99)
Unit Value at beginning of year.............................    $     0.990                     1
Unit Value at end of year...................................          0.985              0.989639
Number of units outstanding at end of year..................        797,442          229,710.5728

MONEY MARKET PORTFOLIO (7/99)
Unit Value at beginning of year.............................    $     1.020                     1
Unit Value at end of year...................................          1.070              1.020466
Number of units outstanding at end of year..................      1,806,081          325,541.8238

AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. VALUE FUND
Unit Value at beginning of year.............................    $     1.000
Unit Value at end of year...................................          0.810
Number of units outstanding at end of year..................      5,190,175

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
TECHNOLOGY PORTFOLIO -- CLASS B (5/00)
Unit Value at beginning of year.............................    $     1.000
Unit Value at end of year...................................          0.649
Number of units outstanding at end of year..................      4,555,999

CONCERT INVESTMENT SERIES
GOVERNMENT PORTFOLIO (12/99)+
Unit Value at beginning of year.............................    $     0.988                     1
Unit Value at end of year...................................          1.111              0.987866
Number of units outstanding at end of year..................      1,057,207          118,578.6986

SELECT GROWTH & INCOME PORTFOLIO (9/99)
Unit Value at beginning of year.............................    $     1.082                     1
Unit Value at end of year...................................          0.992              1.081850
Number of units outstanding at end of year..................      1,668,142          481,692.8138

SELECT GROWTH PORTFOLIO (9/99)*
Unit Value at beginning of year.............................    $     1.182                     1
Unit Value at end of year...................................          1.105              1.182107
Number of units outstanding at end of year..................      3,398,851        1,085,789.6581

SELECT MID CAP PORTFOLIO (10/99)*
Unit Value at beginning of year.............................    $     1.190                     1
Unit Value at end of year...................................          1.383              1.189776
Number of units outstanding at end of year..................      1,737,712          395,923.4556

SELECT SMALL CAP PORTFOLIO (10/99)++
Unit Value at beginning of year.............................    $     1.239                     1
Unit Value at end of year...................................          1.018              1.238916
Number of units outstanding at end of year..................      1,752,263          535,120.0303

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP FUND -- CLASS 2 (6/99)
Unit Value at beginning of year.............................    $     1.606                     1
Unit Value at end of year...................................          1.323              1.606265
Number of units outstanding at end of year..................      2,559,722          610,330.6357

TEMPLETON INTERNATIONAL SECURITIES FUND -- CLASS 2 (6/99)
Unit Value at beginning of year.............................    $     1.155                     1
Unit Value at end of year...................................          1.113              1.154708
Number of units outstanding at end of year..................      6,380,304        1,695,046.7013

GREENWICH STREET SERIES FUND
EQUITY INDEX PORTFOLIO -- CLASS II (10/99)
Unit Value at beginning of year.............................    $     3.566                     1
Unit Value at end of year...................................          3.189              3.566304
Number of units outstanding at end of year..................      2,314,812          653,332.3396

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                  PERIOD ENDED
PORTFOLIO NAME                                                YEAR ENDED 2000   DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
CAPITAL FUND (6/99)
Unit Value at beginning of year.............................    $     1.110                     1
Unit Value at end of year...................................          1.295              1.110208
Number of units outstanding at end of year..................     10,999,748        5,371,395.2079

HIGH YIELD BOND FUND (6/99)
Unit Value at beginning of year.............................    $     1.026                     1
Unit Value at end of year...................................          1.012              1.026291
Number of units outstanding at end of year..................      1,439,269          720,017.8980

INVESTORS FUND (6/99)
Unit Value at beginning of year.............................    $     1.014                     1
Unit Value at end of year...................................          1.152              1.013551
Number of units outstanding at end of year..................     10,218,846        5,822,883.1527

TOTAL RETURN FUND (6/99)
Unit Value at beginning of year.............................    $     0.976                     1
Unit Value at end of year...................................          1.039              0.976196
Number of units outstanding at end of year..................      4,159,513        2,312,186.4827

THE TRAVELERS SERIES TRUST
EQUITY INCOME PORTFOLIO (5/00)
Unit Value at beginning of year.............................    $     1.000
Unit Value at end of year...................................          1.089
Number of units outstanding at end of year..................        865,435

LARGE CAP PORTFOLIO (FIDELITY) (6/99)
Unit Value at beginning of year.............................    $     1.225                     1
Unit Value at end of year...................................          1.033              1.225365
Number of units outstanding at end of year..................     18,080,222        8,172,389.3013

MFS EMERGING GROWTH PORTFOLIO (5/00)
Unit Value at beginning of year.............................    $     1.000
Unit Value at end of year...................................          0.810
Number of units outstanding at end of year..................      3,090,800

MFS MID CAP GROWTH PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     1.570                     1
Unit Value at end of year...................................          1.694              1.570453
Number of units outstanding at end of year..................      6,070,239        1,542,217.5836

MFS RESEARCH PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     1.206                     1
Unit Value at end of year...................................          1.123              1.206176
Number of units outstanding at end of year..................      6,108,725        3,145,553.2237

TRAVELERS QUALITY BOND PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     1.006                     1
Unit Value at end of year...................................          1.062              1.006447
Number of units outstanding at end of year..................      3,868,937        1,879,152.8900

TRAVELERS SERIES FUND INC.
AIM CAPITAL APPRECIATION PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     1.394                     1
Unit Value at end of year...................................          1.232              1.393933
Number of units outstanding at end of year..................     11,053,796        3,443,558.9144

MFS TOTAL RETURN PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     0.987                     1
Unit Value at end of year...................................          1.135              0.986723
Number of units outstanding at end of year..................      7,961,934        4,154,043.1836

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                  PERIOD ENDED
PORTFOLIO NAME                                                YEAR ENDED 2000   DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     1.008                1.0000
Unit Value at end of year...................................          0.990              1.007736
Number of units outstanding at end of year..................      1,406,014          976,460.7314

VARIABLE ANNUITY PORTFOLIOS
CITISELECT FOLIO 200 CONSERVATIVE (2/97)++
Unit Value at beginning of year.............................    $     1.019                     1
Unit Value at end of year...................................          1.034              1.019241
Number of units outstanding at end of year..................        431,523          217,156.1554

CITISELECT FOLIO 300 BALANCED (2/97)++
Unit Value at beginning of year.............................    $     1.047                     1
Unit Value at end of year...................................          1.059              1.046945
Number of units outstanding at end of year..................        226,770          182,037.3579

CITISELECT FOLIO 400 GROWTH (2/97)++
Unit Value at beginning of year.............................    $     1.073                     1
Unit Value at end of year...................................          1.074              1.072726
Number of units outstanding at end of year..................        194,317           82,096.2979

CITISELECT FOLIO 500 GROWTH PLUS (2/97)++
Unit Value at beginning of year.............................    $     1.093                     1
Unit Value at end of year...................................          1.077              1.092684
Number of units outstanding at end of year..................         55,153           26,368.7837

CITISELECT SMALL CAP GROWTH VIP (2/97)*
Unit Value at beginning of year.............................    $     1.448                     1
Unit Value at end of year...................................          1.556              1.447874
Number of units outstanding at end of year..................        523,976          114,352.0200

VARIABLE INSURANCE PRODUCTS FUND II
CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2 (5/00)
Unit Value at beginning of year.............................    $     1.000
Unit Value at end of year...................................          0.935
Number of units outstanding at end of year..................      1,779,892

The date next to each funding option's name reflects the date that money came into the funding option. Funding Options not listed had no amounts yet allocated to them or were not yet available as of December 31, 2000. The financial statements of the First Citicorp Life Variable Annuity Separate Account and the financial statements of First Citicorp Life Insurance Company are contained in the SAI.
---------------

*  Fund's name has changed. Refer to prospectus for fund's new name.

+  No longer available to new contract owners.

++ Fund is closed.

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                         CITICORP LIFE VARIABLE ANNUITY
                            ACCUMULATION UNIT VALUES

                                                                                  PERIOD ENDED
                       PORTFOLIO NAME                         YEAR ENDED 2000   DECEMBER 31,1999
                       --------------                         ---------------   -----------------
HIGH YIELD BOND TRUST (7/99)
    Unit Value at beginning of year.........................    $    0.990                    1
    Unit Value at end of year...............................         0.985             0.989639
    Number of units outstanding at end of year..............     1,423,193         387,819.5853
MONEY MARKET PORTFOLIO (7/99)
    Unit Value at beginning of year.........................    $    1.020                    1
    Unit Value at end of year...............................         1.070             1.020466
    Number of units outstanding at end of year..............       298,796         103,493.8349
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. VALUE FUND
    Unit Value at beginning of year.........................    $    1.000
    Unit Value at end of year...............................         0.810
    Number of units outstanding at end of year..............       615,260
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
    TECHNOLOGY PORTFOLIO -- CLASS B (5/00)
    Unit Value at beginning of year.........................    $    1.000
    Unit Value at end of year...............................         0.649
    Number of units outstanding at end of year..............       412,584
CONCERT INVESTMENT SERIES*
SELECT GOVERNMENT PORTFOLIO (12/99)+
    Unit Value at beginning of year.........................    $    0.988                    1
    Unit Value at end of year...............................         1.111             0.987866
    Number of units outstanding at end of year..............        64,949          22,639.7634
SELECT GROWTH & INCOME PORTFOLIO (9/99)
    Unit Value at beginning of year.........................    $    1.082                    1
    Unit Value at end of year...............................         0.992             1.081850
    Number of units outstanding at end of year..............       422,540         136,744.5490
SELECT GROWTH PORTFOLIO (9/99)*
    Unit Value at beginning of year.........................         1.182                    1
    Unit Value at end of year...............................         1.105             1.182107
    Number of units outstanding at end of year..............       559,088         186,983.2806
SELECT MID CAP PORTFOLIO
    Unit Value at beginning of year.........................    $    1.190                    1
    Unit Value at end of year...............................         1.383             1.189776
    Number of units outstanding at end of year..............       277,463          61,531.3879
SELECT SMALL CAP PORTFOLIO++
    Unit Value at beginning of year.........................    $    1.239                    1
    Unit Value at end of year...............................         1.018             1.238916
    Number of units outstanding at end of year..............       128,642           5,594.9655
FRANKLIN VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP FUND (6/99)
    Unit Value at beginning of year.........................    $    1.606                    1
    Unit Value at end of year...............................         1.323             1.606265
    Number of units outstanding at end of year..............       582,662         353,953.2130
TEMPLETON INTERNATIONAL SECURITIES FUND
CLASS II (6/99)
    Unit Value at beginning of year.........................    $    1.155                    1
    Unit Value at end of year...............................         1.113             1.154708
    Number of units outstanding at end of year..............     1,320,869         523,110.3501
GREENWICH STREET FUND
EQUITY INDEX PORTFOLIO
CLASS II (10/99)
    Unit Value at beginning of year.........................    $    3.566                    1
    Unit Value at end of year...............................         3.189             3.566304
    Number of units outstanding at end of year..............       303,808          91,907.4349
SALOMON BROTHERS VARIABLE SERIES FUND, INC.
CAPITAL FUND (6/99)
    Unit Value at beginning of year.........................    $    1.110                    1
    Unit Value at end of year...............................         1.295             1.110208
    Number of units outstanding at end of year..............     1,175,385         487,553.2413
HIGH YIELD FUND (6/99)
    Unit Value at beginning of year.........................    $    1.026                    1
    Unit Value at end of year...............................         1.012             1.026291
    Number of units outstanding at end of year..............       259,135         243,341.0712
INVESTORS FUND (6/99)
    Unit Value at beginning of year.........................    $    1.014                    1
    Unit Value at end of year...............................         1.152             1.013551
    Number of units outstanding at end of year..............     1,503,264         880,931.5203

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                         CITICORP LIFE VARIABLE ANNUITY
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                  PERIOD ENDED
                       PORTFOLIO NAME                         YEAR ENDED 2000   DECEMBER 31,1999
                       --------------                         ---------------   -----------------
TOTAL RETURN FUND (6/99)
    Unit Value at beginning of year.........................    $    0.976                    1
    Unit Value at end of year...............................         1.039             0.976196
    Number of units outstanding at end of year..............       721,355         680,015.6472
THE TRAVELERS SERIES TRUST
EQUITY INCOME PORTFOLIO (8/00)
    Unit Value at beginning of year.........................    $    1.000
    Unit Value at end of year...............................         1.089
    Number of units outstanding at end of year..............        15,684
LARGE CAP PORTFOLIO (6/99) (FIDELITY)
    Unit Value at beginning of year.........................    $    1.225                    1
    Unit Value at end of year...............................         1.033             1.225365
    Number of units outstanding at end of year..............     4,306,659       2,109,249.3817
MFS EMERGING GROWTH PORTFOLIO (5/00)
    Unit Value at beginning of year.........................    $    1.000
    Unit Value at end of year...............................         0.810
    Number of units outstanding at end of year..............       522,047
MFS MID CAP GROWTH PORTFOLIO (6/99)
    Unit Value at beginning of year.........................    $    1.570                    1
    Unit Value at end of year...............................         1.694             1.570453
    Number of units outstanding at end of year..............     1,473,791         726,744.6062
MFS RESEARCH PORTFOLIO (6/99)
    Unit Value at beginning of year.........................    $    1.206                    1
    Unit Value at end of year...............................         1.123             1.206176
    Number of units outstanding at end of year..............       992,799         805,920.9160
TRAVELERS QUALITY BOND PORTFOLIO (6/99)
    Unit Value at beginning of year.........................    $    1.006                    1
    Unit Value at end of year...............................         1.062             1.006447
    Number of units outstanding at end of year..............       678,670         323,931.2300
TRAVELERS SERIES FUND INC. (6/99)
AIM CAPITAL APPRECIATION PORTFOLIO
    Unit Value at beginning of year.........................    $    1.394                    1
    Unit Value at end of year...............................         1.232             1.393933
    Number of units outstanding at end of year..............     1,733,070         954,494.9171
MFS TOTAL RETURN PORTFOLIO (6/99)
    Unit Value at beginning of year.........................    $    0.987                    1
    Unit Value at end of year...............................         1.135             0.986723
    Number of units outstanding at end of year..............     1,557,752         880,103.4882
PUTNAM DIVERSIFIED INCOME PORTFOLIO
    Unit Value at beginning of year.........................    $    1.008               1.0000
    Unit Value at end of year...............................         0.990             1.007736
    Number of units outstanding at end of year..............       788,293         319,190.5637
VARIABLE ANNUITY PORTFOLIOS
CITISELECT VIP FOLIO 200 CONSERVATIVE (2/97)++
    Unit Value at beginning of year.........................    $    1.019
    Unit Value at end of year...............................         1.034             1.019241
    Number of units outstanding at end of year..............        58,787                   --
CITISELECT VIP FOLIO 300 BALANCED (2/97)++
    Unit Value at beginning of year.........................    $    1.047                    1
    Unit Value at end of year...............................         1.059             1.046945
    Number of units outstanding at end of year..............        67,609        65,497.860600
CITISELECT VIP FOLIO 400 GROWTH (2/97)++
    Unit Value at beginning of year.........................    $    1.073                    1
    Unit Value at end of year...............................         1.074             1.072726
    Number of units outstanding at end of year..............        17,452          10,560.1602
CITISELECT VIP FOLIO 500 GROWTH PLUS (2/97)++
    Unit Value at beginning of year.........................    $    1.093                    1
    Unit Value at end of year...............................         1.077             1.092684
    Number of units outstanding at end of year..............           520                    0
CITISELECT SMALL CAP GROWTH VIP (2/97)*
    Unit Value at beginning of year.........................    $    1.448                    1
    Unit Value at end of year...............................         1.556             1.447874
    Number of units outstanding at end of year..............       177,429          52,739.9767
VARIABLE INSURANCE PRODUCTS FUNDS II
CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2 (5/00)
    Unit Value at beginning of year.........................    $    1.000
    Unit Value at end of year...............................         0.935
    Number of units outstanding at end of year..............       189,353

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                         CITICORP LIFE VARIABLE ANNUITY
                      ACCUMULATION UNIT VALUES (CONTINUED)

The date next to each funding option's name reflects the date that money came into the funding option. Funding Options not listed had no amounts yet allocated to them or were not yet available as of December 31, 2000. The financial statements of the Citicorp Life Variable Annuity Separate Account and the financial statements of Citicorp Life Insurance Company are contained in the SAI.

 * Fund's name has changed. Refer to prospectus for fund's new name.

 + No longer available to new contract owners.

++ Fund is closed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to First Citicorp Life Insurance Company or Citicorp Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Company's Customer Service Office, One Tower Square, Hartford, Connecticut 06183. First Citicorp Life Insurance Company's Statement of Additional Information is printed on Form L-20675S, and Citicorp Life Insurance Company's Statement of Additional Information is printed on Form L-20676S.

Name:

--------------------------------------------------------------------------------

Address:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-20675                                                              May 1, 2001

                                     PART B

          Information Required in a Statement of Additional Information

                                    CitiElite

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2001

                                       for

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                                    ISSUED BY

                      FIRST CITICORP LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Contract Prospectus dated May 1, 2001. A copy of the Prospectus may be obtained by writing to First Citicorp Life Insurance Company, One Tower Square, Hartford, CT 06183 or by calling (800) 497-4857.

                               TABLE OF CONTENTS

THE INSURANCE COMPANY..........................................................1

PRINCIPAL UNDERWRITER..........................................................1

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..............................1

VALUATION OF ASSETS............................................................2

PERFORMANCE INFORMATION........................................................3

FEDERAL TAX CONSIDERATIONS.....................................................6

INDEPENDENT ACCOUNTANTS........................................................9

FINANCIAL STATEMENTS.........................................................F-1

                              THE INSURANCE COMPANY

         First Citicorp Life Insurance Company is a stock insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183 and its telephone number is (800) 457-0599.

         First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Superintendent of Insurance for the state of New York, New York. An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

         The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of New York laws.

         It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

                              PRINCIPAL UNDERWRITER

         Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Tower Square, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each funding option is determined at 4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

         (a) = investment income plus capital gains and losses (whether realized or unrealized);

         (b) = any deduction for applicable taxes (presently zero); and

         (c) = the value of the assets of the funding option at the beginning of the valuation period.

         The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each funding option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each funding option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the immediately preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

         From time to time, the Company may advertise several types of historical performance for the Funding Options of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Funding Option, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total return," as described below:

         STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for contracts sold under the Prospectus to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

         NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

         For Funding Options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance. An Owner's Contract Value at redemption may be more or less than original cost.

         Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2000 are set forth in the following tables.


                                                           CITIELITE VARIABLE ANNUITY
                                                    STANDARDIZED PERFORMANCE AS OF 12/31/00

                                                                                                                     10 years or
                                                                 Inception Date        1 Year        5 Years       Since Inception
                                                                 --------------        ------        -------       ---------------
STOCK ACCOUNTS:
---------------

AIM Capital Appreciation Portfolio                                  6/1/1999           -17.83%          -               7.81%
AIM V.I. Value Fund                                                 5/1/2000              -             -              -24.69%
Alliance Technology Portfolio - Class B*                            5/1/2000              -             -              -39.62%
CitiFunds Small Cap Growth VIP Portfolio                            6/1/1999            0.50%           -               28.39%
CitiSelect VIP Folio 200 Conservative                               6/1/1999           -5.54%           -               -2.28%
CitiSelect VIP Folio 300 Balanced                                   6/1/1999           -5.87%           -               -0.71%
CitiSelect VIP Folio 400 Growth                                     6/1/1999           -6.85%           -               0.27%
CitiSelect VIP Folio 500 Growth Plus                                6/1/1999           -8.31%           -               0.46%
Concert Investment Series Select Small Cap Portfolio               9/14/1999           -23.60%          -               -4.05%
Concert Investment Series Select Mid Cap Portfolio                 9/14/1999            9.25%           -               23.34%
Concert Investment Series Select Growth Portfolio                  9/14/1999           -13.04%          -               2.71%
Concert Investment Series Select Growth & Income Portfolio         9/14/1999           -14.71%          -               -6.00%
Equity Income Portfolio (Fidelity)                                  5/1/2000              -             -               1.909%
Equity Index Portfolio - Class  II*                                 6/1/1999           -16.84%          -               -5.83%
Fidelity VIP II Contrafund(R) Portfolio-Service Class 2*            6/1/1999              -             -              -13.02%
Franklin Small Cap Fund-Class 2*                                    5/1/2000           -23.42%          -               0.15%
Large Cap Portfolio (Fidelity)                                     9/15/1999           -21.56%          -               -0.02%
MFS Emerging Growth Portfolio                                       5/1/2000              -             -               0.00%
MFS Mid Cap Growth Portfolio                                        6/1/1999            0.84%           -               35.73%
MFS Research Portfolio                                              6/1/1999           -13.41%          -               3.31%
Salomon Brothers Variable Investors Fund                            6/1/1999            6.64%           -               5.08%
Salomon Brothers Variable Capital Fund                              6/1/1999            9.60%           -               13.62%
Templeton International Securities Fund-Class 2*                    6/1/1999           -10.40%          -               2.66%
BOND ACCOUNTS:
Concert Investment Series Select Government Portfolio              9/14/1999            5.48%           -               3.16%
Putnam Diversified Income Portfolio                                 6/1/1999           -8.62%           -               -5.07%
Salomon Brothers Variable High Yield Bond Fund                      6/1/1999           -8.31%           -               -3.70%
Travelers High Yield Bond Trust                                     6/1/1999           -7.40%           -               -5.36%
Travelers Quality Bond Portfolio                                    6/1/1999           -1.51%           -               -0.53%
BALANCED ACCOUNTS:
MFS Total Return Portfolio                                          6/1/1999            8.04%           -               4.05%
Salomon Brothers Variable Total Return Fund                         6/1/1999           -0.59%           -               -1.98%
MONEY MARKET ACCOUNTS:

Travelers Money Market Portfolio                                    6/1/1999           -2.19%           -               -0.03%

 The inception date is the date that the underlying fund commenced operations.

                           CITIELITE VARIABLE ANNUITY
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/00

                        Cumulative Returns                          Average Annual Returns                    Calendar Year Returns
                        ------------------------------------------  ----------------------------------------  ----------------------
                          YTD     1 YR      3YR      5YR     10YR     3YR     5YR     10YR     Inception       1999    1998    1997
                        -------  -------  -------  -------  ------  -------  ------  -----  ----------------  ------  ------  ------
STOCK ACCOUNTS:

AIM Capital
Appreciation Portfolio  -11.64%  -11.64%   43.97%   80.43%      --   12.91%  12.51%    --   11.02%  10/10/95  40.97%  15.59%  10.60%

AIM V.I. Value Fund     -15.82%  -15.82%   40.77%   94.81%      --   12.06%  14.25%    --   15.68%    5/5/93  28.11%  30.53%  21.98%

Alliance Technology
Portfolio- Class B      -22.76%  -22.76%  116.16%      --       --   29.27%     --     --   19.95%   1/11/96  73.27%  61.51%   4.99%

CitiFunds Small Cap
Growth VIP Portfolio      7.50%    7.50%   38.37%      --       --   11.42%     --     --   11.56%    2/7/97  35.69%  -5.14%     --

CitiSelect VIP Folio
200 Conservative          1.46%    1.46%    7.55%      --       --    2.46%     --     --    3.53%    2/7/97   0.16%   5.84%     --

CitiSelect VIP Folio
300 Balanced              1.13%    1.13%   10.33%      --       --    3.33%     --     --    4.42%    2/7/97   3.30%   5.61%     --

CitiSelect VIP Folio
400 Growth                0.15%    0.15%    9.24%      --       --    2.99%     --     --    4.30%    2/7/97   6.96%   1.98%     --

CitiSelect VIP Folio
500 Growth Plus          -1.40%   -1.40%    8.91%      --       --    2.88%     --     --    4.59%    2/7/97  10.27%   0.18%     --

Concert Investment
Series Select Small
Cap Portfolio           -17.85%  -17.85%      --       --       --      --      --     --    1.36%   9/14/99     --      --      --

Concert Investment
Series Select Mid Cap
Portfolio                16.25%   16.25%      --       --       --      --      --     --   28.37%   9/14/99     --      --      --

Concert Investment
Series Select Growth
Portfolio                -6.49%   -6.49%      --       --       --      --      --     --    8.02%   9/14/99     --      --      --

Concert Investment
Series Select Growth &
Income Portfolio         -8.29%   -8.29%      --       --       --      --      --     --   -0.60%   9/14/99     --      --      --

Equity Income
Portfolio (Fidelity)      7.62%    7.62%   23.42%      --       --    7.26%     --     --   14.36%   8/30/96   3.46%  10.85%  30.48%

Equity Index Portfolio
- Class  II*            -10.58%  -10.58%   34.84%  116.08%      --   10.47%  16.64%    --   15.78%  11/30/91  18.90%  26.81%  31.59%

Fidelity VIP II
Contrafund(R)
Portfolio-Service
Class 2*                 -8.12%   -8.12%   44.12%  110.76%      --   12.94%  16.06%    --   19.46%    1/3/95  22.42%  28.13%  22.36%

Franklin Small Cap
Fund-Class 2*           -17.66%  -17.66%      --       --       --      --      --     --   10.13%    5/1/98  71.93%     --      --

Large Cap Portfolio
(Fidelity)              -15.66%  -15.66%   43.78%      --       --   12.85%     --     --   16.96%   8/30/96  27.52%  33.68%  21.74%

MFS Emerging Growth
Portfolio               -21.24%  -21.24%   81.82%      --       --   22.03%     --     --   21.03%   8/30/96  74.33%  32.42%  19.34%

MFS Mid Cap Growth
Portfolio                 7.84%    7.84%      --       --       --      --      --     --   21.98%   3/23/98  61.88%     --      --

MFS Research Portfolio   -6.89%   -6.89%      --       --       --      --      --     --    6.41%   3/23/98  21.96%     --      --

Salomon Brothers
Variable Investors
Fund                     13.64%   13.64%      --       --       --      --      --     --   11.50%   2/17/98  10.10%     --      --

Salomon Brothers
Variable Capital Fund    16.60%   16.60%      --       --       --      --      --     --   18.70%   2/17/98  20.39%     --      --

Templeton
International
Securities Fund-Class
2*                       -3.65%   -3.65%   25.84%   72.75%      --    7.96%  11.54%    --   11.50%    5/1/92  21.52%   7.48%  12.17%

BOND ACCOUNTS:

Concert Investment
Series Select
Government Portfolio     12.48%   12.48%      --       --       --      --      --     --    8.46%   9/14/99     --      --      --

Putnam Diversified
Income Portfolio         -1.74%   -1.74%   -2.78%   10.25%      --   -0.93%   1.97%    --    3.92%   6/20/94  -0.32%  -0.74%   6.26%

Salomon Brothers
Variable High Yield
Bond Fund                -1.40%   -1.40%      --       --       --      --      --     --    0.65%    5/1/98   4.05%     --      --

Travelers High Yield
Bond Trust               -0.43%   -0.43%    7.73%   41.68%  147.90%   2.51%   7.21%  9.50%   6.90%   6/10/83   2.98%   5.07%  14.94%

Travelers Quality Bond
Portfolio                 5.49%    5.49%   12.49%      --       --    4.00%     --     --    4.78%   8/30/96  -0.32%   6.98%   5.65%

BALANCED ACCOUNTS:

MFS Total Return
Portfolio                15.04%   15.04%   28.11%   72.93%      --    8.60%  11.56%    --   11.98%   6/20/94   1.15%  10.10%  19.56%

Salomon Brothers
Variable Total Return
Fund                      6.41%    6.41%      --       --       --      --      --     --    3.50%   2/17/98  -0.62%     --      --

MONEY MARKET ACCOUNTS:

Travelers Money Market
Portfolio                 4.81%    4.81%   12.23%   19.42%   34.26%   3.92%   3.61%  2.99%   3.70%  12/31/87   3.37%   3.59%   3.60%

Travelers Money Market
Portfolio - 7 Day
Yield                     5.00%   This yield quotation more closely reflects the current earnings of this fund.

The inception date is the date that the underlying fund commenced operations. *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                           FEDERAL TAX CONSIDERATIONS

         The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity, attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70-1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are generally includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

         If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

         Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

         In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

         To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

         The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $35,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

         Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

         Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

         Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

SECTION 403(b) PLANS

         Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.

         Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

         The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

      There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

      (d)  the distribution is a hardship distribution.

         A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

         The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2001, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,150 or less per year, will generally be exempt from periodic withholding.

         Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

         The statutory statements of admitted assets, liabilities, and capital and surplus of First Citicorp Life Insurance Company as of December 31, 2000 and 1999, and for each of the years in the two-year period ended December 31, 2000, included herein, has been included in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

         The financial statements of First Citicorp Life Variable Annuity Separate Account as of December 31, 2000, and for the years ended December 31, 2000 and 1999, included herein, has been included in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 2000
















                      FIRST CITICORP LIFE VARIABLE ANNUITY
                      SEPARATE ACCOUNT
















   One Tower Square
   Hartford, CT  06183

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000


ASSETS:
 Investments at market value:
  High Yield Bond Trust, 89,625 shares (cost $827,380) .......................................  $        786,014
  Money Market Portfolio, 1,928,477 shares (cost $1,928,477) .................................         1,928,477
  AIM Variable Insurance Funds, Inc., 7,681,789 shares (cost $174,832,505) ...................       183,233,938
  Alliance Variable Product Series Fund, Inc., 118,651 shares (cost $4,148,195) ..............         2,954,403
  Concert Investment Series, 965,935 shares (cost $11,214,191) ...............................        10,776,685
  Franklin Templeton Variable Insurance Products Trust, 540,238 shares (cost $11,380,936).....        10,481,935
  Greenwich Street Series Fund, 228,184 shares (cost $7,922,763) .............................         7,384,022
  MFS Variable Insurance Trust, 15,055,896 shares (cost $123,223,864) ........................       144,790,959
  Salomon Brothers Variable Series Fund Inc., 2,387,532 shares (cost $29,950,927) ............        31,800,492
  The Travelers Series Trust, 2,832,796 shares (cost $47,621,676) ............................        43,396,763
  Travelers Series Fund Inc., 1,393,719 shares (cost $25,145,170) ............................        24,039,029
  Variable Annuity Portfolios, 2,784,799 shares (cost $30,046,993) ...........................        29,852,595
  Variable Insurance Products Fund, 5,082,976 shares (cost $128,570,536) .....................       126,481,263
  Variable Insurance Products Fund II, 2,669,072 shares (cost $131,368,756) ..................       142,575,840
                                                                                                -----------------

   Total Investments (cost $728,182,369) .....................................................                     $   760,482,415

 Receivables:
  Dividends ..................................................................................                              53,286
  Purchase payments and transfers from other First Citicorp Life accounts ....................                              86,413
 Other assets ................................................................................                               2,685
                                                                                                                   ----------------

   Total Assets ..............................................................................                         760,624,799
                                                                                                                   ----------------


LIABILITIES:
 Payables:
  Contract surrenders and transfers to other First Citicorp Life accounts ....................                             227,845
  Insurance charges ..........................................................................                             203,893
  Administrative fees ........................................................................                              30,841
 Accrued liabilities .........................................................................                                 153
                                                                                                                   ----------------

   Total Liabilities .........................................................................                             462,732
                                                                                                                   ----------------

NET ASSETS: ..................................................................................                     $   760,162,067
                                                                                                                   ================


                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000




INVESTMENT INCOME:
  Dividends ..............................................................                      $    45,131,914

EXPENSES:
  Insurance charges ......................................................   $      7,313,069
  Administrative fees ....................................................          1,161,734
                                                                             -----------------

   Total expenses ........................................................                            8,474,803
                                                                                                ----------------

    Net investment income ................................................                           36,657,111
                                                                                                ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
   Proceeds from investments sold ........................................         89,134,035
   Cost of investments sold ..............................................         77,939,430
                                                                             -----------------

    Net realized gain (loss) .............................................                           11,194,605

  Change in unrealized gain (loss) on investments:
   Unrealized gain at December 31, 1999 ..................................        158,718,283
   Unrealized gain at December 31, 2000 ..................................         32,300,046
                                                                             -----------------

    Net change in unrealized gain (loss) for the year ....................                         (126,418,237)
                                                                                                ----------------

     Net realized gain (loss) and change in unrealized gain (loss) .......                         (115,223,632)
                                                                                                ----------------

  Net decrease in net assets resulting from operations ...................                      $   (78,566,521)
                                                                                                ================



                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                                               2000              1999
                                                                               ----              ----

OPERATIONS:
  Net investment income ..............................................   $     36,657,111   $    10,494,759
  Net realized gain (loss) from investment transactions ..............         11,194,605         8,888,417
  Net change in unrealized gain (loss) on investments ................       (126,418,237)      112,103,919
                                                                         -----------------  ----------------

   Net increase (decrease) in net assets resulting from operations ...        (78,566,521)      131,487,095
                                                                         -----------------  ----------------

UNIT TRANSACTIONS:
  Participant purchase payments
   (applicable to 61,607,841 and 126,814,444 units, respectively) ....         87,888,130       184,873,080
  Participant transfers from other Travelers accounts
   (applicable to 77,709,958 and 71,241,782 units, respectively) .....        119,498,334       105,081,048
  Administrative charges
   (applicable to 87,268 and 15,622 units, respectively) .............           (138,429)          (23,018)
  Contract surrenders
   (applicable to 28,639,721 and 16,747,937 units, respectively) .....        (48,637,215)      (25,342,999)
  Participant transfers to other Travelers accounts
   (applicable to 39,064,099 and 42,048,541 units, respectively) .....        (57,194,489)      (57,356,696)
  Other payments to participants
   (applicable to 2,998,222 and 123,460 units, respectively) .........         (4,403,060)         (187,103)
                                                                         -----------------  ----------------

   Net increase in net assets resulting from unit transactions .......         97,013,271       207,044,312
                                                                         -----------------  ----------------

    Net increase in net assets .......................................         18,446,750       338,531,407

NET ASSETS:
  Beginning of year ..................................................        741,715,317       403,183,910
                                                                         -----------------  ----------------

  End of year ........................................................   $    760,162,067   $   741,715,317
                                                                         =================  ================


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    First Citicorp Life Variable Annuity Separate Account ("Separate Account FCLIC") is a separate account of First Citicorp Life Insurance Company ("the Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by the company. Separate Account FCLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account FCLIC includes the CitiVariable Annuity and CitiElite Annuity products.

    Participant purchase payments applied to Separate Account FCLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2000, investments comprising Separate Account FCLIC were: High Yield Bond Trust, Money Market Portfolio; AIM V.I. Capital Appreciation Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth and Income Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund of AIM Variable Insurance Funds, Inc.; Technology Portfolio - Class B of Alliance Variable Product Series Fund, Inc.; Select Government Portfolio, Select Growth and Income Portfolio, Select Growth Portfolio, Select Mid Cap Portfolio and Select Small Cap Portfolio (formerly Select Emerging Growth Portfolio) of Concert Investment Series; Franklin Small Cap Fund - Class 2 and Templeton International Securities Fund - Class 2 (formerly Templeton International Fund) of Franklin Templeton Variable Insurance Products Trust; Equity Index Portfolio Class II Shares of Greenwich Street Series Fund; Equity Income Portfolio, Large Cap Portfolio, MFS Emerging Growth Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio and Travelers Quality Bond Portfolio, of The Travelers Series Trust; AIM Capital Appreciation Portfolio, MFS Total Return Portfolio and Putnam Diversified Income Portfolio of Travelers Series Fund Inc.; MFS Bond Series, MFS Emerging Growth Series, MFS Global Government Series, MFS Money Market Series, MFS Research Series and MFS Total Return Series of MFS Variable Insurance Trust; Total Return Fund (formerly Salomon Brothers Variable Total Return Fund), Capital Fund (formerly Salomon Brothers Variable Capital Fund), High Yield Bond Fund (formerly Salomon Brothers Variable High Yield Bond Fund) and Investors Fund (formerly Salomon Brothers Variable Investors Fund) of Salomon Brothers Variable Series Fund Inc.; CitiFunds Small Cap Growth VIP Portfolio, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth and CitiSelect(R) VIP Folio 500 Growth Plus of Variable Annuity Portfolios; Equity-Income Portfolio - Initial Class (formerly Fidelity VIP Equity Income Portfolio), Growth Portfolio - Initial Class (formerly Fidelity VIP Growth Portfolio), High Income Portfolio - Initial Class (formerly Fidelity VIP High Income Portfolio) and Overseas Portfolio (formerly Fidelity VIP Overseas Portfolio) of Variable Insurance Products Fund (formerly Fidelity Variable Insurance Products Fund); Contrafund(R) Portfolio (formerly Fidelity VIP II Contrafund(R) Portfolio), Contrafund(R) Portfolio - Service Class 2 and Index 500 Portfolio (formerly Fidelity VIP II Index 500 Portfolio) of the Variable Insurance Products Fund II.

    All of the funds are Massachusetts business trust, except Travelers Series Fund Inc., Alliance Variable Product Series Fund, Inc. and Salomon Brothers Variable Series Fund Inc. which are incorporated under Maryland law and AIM Variable Insurance Funds, Inc., which is a Delaware business trust. High Yield Bond Trust, Money Market Portfolio, Travelers Series Fund Inc., Travelers Series Trust, Greenwich Street Series Fund, and Salomon Brothers Variable Series Fund Inc. are managed by affiliates of the Company. Not all funds may be available in all states or to all contract owners.

    On February 8, 2000, a reorganization was approved by the shareholders that combined the assets of Franklin Small Cap Investments Fund - Class 2 into Franklin Small Cap Fund - Class 2, effective May 1, 2000. At the effective date, Separate Account FCLIC held 261,661 shares of Franklin Small Cap Investments Fund - Class 2 having a market value of $3,944,203 which were exchanged for 159,169 shares of Franklin Small Cap Fund - Class 2 equal in value.

    The following is a summary of significant accounting policies consistently followed by Separate Account FCLIC in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Separate Account FCLIC form a part of the total operations of the company and are not taxed separately. Separate Account FCLIC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account FCLIC. Separate Account FCLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $223,173,992 and $89,134,035, respectively, for the year ended December 31, 2000. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $728,182,369 at December 31, 2000. Gross unrealized appreciation for all investments at December 31, 2000 was $50,294,200. Gross unrealized depreciation for all investments at December 31, 2000 was $17,994,154.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by the company. Each business day, the company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. For the CitiVariable Annuity contracts issued on or after February 1, 1999, this charge equals, on an annual basis, 1.25% of the amount held in each funding option (Price I in note 5). For the CitiVariable Annuity Contracts issued prior to February 1, 1999, this charge equals, on an annual basis, 0.84% of the amount held in each funding option (Price II in note 5). For the CitiElite annuity product this charge equals, on an annual basis 1.25% of the amount held in each funding options (Price III in note 5).

    Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

    For CitiVariable Annuity contracts in the accumulation phase with a contract value less than $25,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges. For CitiElite Annuity contracts in the accumulation phase, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, for the CitiVariable Annuity product, the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within five years of its payment date. For the CitiElite Annuity product the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within seven years of its payment date. Contract surrender payments include $1,216,812 of contingent deferred sales charges for the year ended December 31, 2000.

4.  OTHER

    Certain prior year capital transactions have been reclassified to conform with current year presentation. The reclassification has no impact on total net assets.

5.  CHANGE IN ACCOUNTING

    On July 10, 2000, in conjunction with a system conversion, Separate Account FCLIC changed its basis of reporting realized gains and losses for investment transactions from the specific identification method to an average cost basis. The accounting change had no effect on net assets.

6.  NET CONTRACT OWNERS' EQUITY

                                                                DECEMBER 31, 2000
                                                 ------------------------------------------------

                                                 ACCUMULATION        UNIT              NET
                                                     UNITS           VALUE           ASSETS
                                                     -----           -----           ------
High Yield Bond Trust
   Price III .................................         797,442      $   0.985       $    785,711

Money Market Portfolio
   Price III .................................       1,806,081          1.070          1,931,813

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund
   Price I ...................................       1,805,626          2.453          4,427,974
   Price II ..................................      12,520,041          2.488         31,148,436
  AIM V.I. Government Securities Fund
   Price I ...................................       4,093,888          1.194          4,888,097
   Price II ..................................       7,183,036          1.203          8,643,715
  AIM V.I. Growth and Income Fund
   Price I ...................................       5,365,262          1.657          8,890,280
   Price II ..................................      14,605,290          1.681         24,552,040
  AIM V.I. Growth Fund
   Price I ...................................       3,305,613          1.668          5,513,747
   Price II ..................................       6,728,691          1.692         11,386,138
  AIM V.I. International Equity Fund
   Price I ...................................       3,210,256          1.319          4,235,038
   Price II ..................................      13,377,489          1.339         17,903,771
  AIM V.I. Value Fund
   Price I ...................................      10,605,128          1.668         17,685,559
   Price II ..................................      23,439,128          1.692         39,654,685
   Price III .................................       5,190,175          0.810          4,202,457

Alliance Variable Product Series Fund, Inc.
  Technology Portfolio - Class B
   Price III .................................       4,555,999          0.649          2,957,458

Concert Investment Series
  Select Government Portfolio
   Price III .................................       1,057,207          1.111          1,174,672
  Select Growth and Income Portfolio
   Price III .................................       1,668,142          0.992          1,654,985
  Select Growth Portfolio
   Price III .................................       3,398,851          1.105          3,756,501
  Select Mid Cap Portfolio
   Price III .................................       1,737,712          1.383          2,403,318
  Select Small Cap Portfolio
   Price III .................................       1,752,263          1.018          1,783,143

                                                                         DECEMBER 31, 2000
                                                          ------------------------------------------------

                                                          ACCUMULATION        UNIT              NET
                                                              UNITS           VALUE           ASSETS
                                                              -----           -----           ------
Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2
   Price III ...........................................      2,559,722        $ 1.323        $ 3,386,847
  Templeton International Securities Fund - Class 2
   Price III ...........................................      6,380,304          1.113          7,101,098

Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares .............      2,314,812          3.189          7,381,215
   Price III

MFS Variable Insurance Trust
  MFS Bond Series
   Price I .............................................      2,159,030          1.191          2,572,310
   Price II ............................................      4,528,804          1.201          5,438,005
  MFS Emerging Growth Series
   Price I .............................................      5,303,424          2.125         11,268,469
   Price II ............................................     22,131,924          2.156         47,706,602
  MFS Global Governments Series
   Price I .............................................        171,069          1.164            199,083
   Price II ............................................      1,533,575          1.173          1,798,684
  MFS Money Market Series
   Price I .............................................        544,750          1.225            667,168
   Price II ............................................      6,609,181          1.234          8,157,689
  MFS Research Series
   Price I .............................................      2,533,950          1.604          4,063,442
   Price II ............................................     18,236,348          1.627         29,667,804
  MFS Total Return Series
   Price I .............................................      5,904,809          1.505          8,886,078
   Price II ............................................     16,050,991          1.517         24,344,118

Salomon Brothers Variable Series Fund Inc.
  Total Return Fund
   Price III ...........................................      4,159,513          1.039          4,320,492
  Capital Fund
   Price III ...........................................     10,999,748          1.295         14,238,098
  High Yield Bond Fund
   Price III ...........................................      1,439,269          1.012          1,456,252
  Investors Fund
   Price III ...........................................     10,218,846          1.152         11,769,507

                                                                DECEMBER 31, 2000
                                                 ------------------------------------------------

                                                 ACCUMULATION        UNIT              NET
                                                     UNITS           VALUE           ASSETS
                                                     -----           -----           ------
The Travelers Series Trust
  Equity Income Portfolio
   Price III ..................................        865,435      $   1.089       $    942,466
  Large Cap Portfolio
   Price III ..................................     18,080,222          1.033         18,683,303
  MFS Emerging Growth Portfolio
   Price III ..................................      3,090,800          0.810          2,502,363
  MFS Mid Cap Growth Portfolio
   Price III ..................................      6,070,239          1.694         10,279,420
  MFS Research Portfolio
   Price III ..................................      6,108,725          1.123          6,860,018
  Travelers Quality Bond Portfolio
   Price III ..................................      3,868,937          1.062          4,107,270

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
   Price III ..................................     11,053,796          1.232         13,605,954
  MFS Total Return Portfolio
   Price III ..................................      7,961,934          1.135          9,034,809
  Putnam Diversified Income Portfolio
   Price III ..................................      1,406,014          0.990          1,392,153

Variable Annuity Portfolios
  CitiFunds Small Cap Growth VIP Portfolio
   Price I ....................................        348,817          1.527            532,759
   Price II ...................................      1,891,478          1.550          2,930,810
   Price III ..................................        523,976          1.556            815,490
  CitiSelect(R) VIP Folio 200 Conservative
   Price I ....................................        409,989          1.149            471,121
   Price II ...................................      4,931,288          1.158          5,710,960
   Price III ..................................        431,523          1.034            446,229
  CitiSelect(R) VIP Folio 300 Balanced
   Price I ....................................        259,477          1.188            308,293
   Price II ...................................      7,621,768          1.198          9,126,644
   Price III ..................................        226,770          1.059            240,078
  CitiSelect(R) VIP Folio 400 Growth
   Price I ....................................        359,400          1.175            422,201
   Price II ...................................      5,190,806          1.192          6,186,291
   Price III ..................................        194,317          1.074            208,742
  CitiSelect(R) VIP Folio 500 Growth Plus
   Price I ....................................         30,037          1.188             35,677
   Price II ...................................      1,952,205          1.205          2,352,404
   Price III ..................................         55,153          1.077             59,414

                                                                  DECEMBER 31, 2000
                                                 -----------------------------------------------
                                                 ACCUMULATION        UNIT              NET
                                                     UNITS           VALUE           ASSETS
                                                     -----           -----           ------
Variable Insurance Products Fund
  Equity-Income Portfolio - Initial Class
   Price I ....................................      4,775,419     $    1.496    $     7,144,341
   Price II ...................................     24,879,485          1.518         37,761,277
  Growth Portfolio - Initial Class
   Price I ....................................      6,487,908          2.938         19,062,386
   Price II ...................................     13,078,701          2.981         38,984,064
  High Income Portfolio - Initial Class
   Price I ....................................      2,427,850          0.878          2,132,066
   Price II ...................................     10,408,152          0.885          9,211,761
  Overseas Portfolio
   Price I ....................................        971,001          1.351          1,311,567
   Price II ...................................      7,829,220          1.370         10,728,545

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
   Price III ..................................      1,779,892          0.935          1,664,554
  Contrafund Portfolio
   Price I ....................................      7,209,871          1.743         12,567,689
   Price II ...................................     19,334,280          1.768         34,190,466
  Index 500 Portfolio
   Price I ....................................     14,114,789          1.657         23,385,578
   Price II ...................................     42,098,562          1.681         70,760,405
                                                                                 ----------------

Net Contract Owners' Equity ...................................................   $  760,162,067
                                                                                 ================

7.  STATEMENT OF INVESTMENTS

INVESTMENTS                                                                 NO. OF            MARKET
                                                                            SHARES             VALUE
                                                                        ----------------  ----------------
  HIGH YIELD BOND TRUST (0.1%)
    Total (Cost $827,380) ..........................................             89,625   $       786,014
                                                                        ----------------  ----------------

  MONEY MARKET PORTFOLIO (0.3%)
    Total (Cost $1,928,477) ........................................          1,928,477         1,928,477
                                                                        ----------------  ----------------

  AIM VARIABLE INSURANCE FUNDS, INC. (24.1%)
   AIM V.I. Capital Appreciation Fund (Cost $28,701,044) ...........          1,155,188        35,625,987
   AIM V.I. Government Securities Fund (Cost $13,481,675) ..........          1,212,905        13,536,023
   AIM V.I. Growth and Income Fund (Cost $29,869,687) ..............          1,277,669        33,462,154
   AIM V.I. Growth Fund (Cost $18,435,687) .........................            680,234        16,883,412
   AIM V.I. International Equity Fund (Cost $22,941,637) ...........          1,101,579        22,163,777
   AIM V.I. Value Fund (Cost $61,402,775) ..........................          2,254,214        61,562,585
                                                                        ----------------  ----------------
    Total (Cost $174,832,505) ......................................          7,681,789       183,233,938
                                                                        ----------------  ----------------

  ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
   Technology Portfolio - Class B
    Total (Cost $4,148,195) ........................................            118,651         2,954,403
                                                                        ----------------  ----------------

  CONCERT INVESTMENT SERIES (1.4%)
   Select Government Portfolio (Cost $1,158,358) ...................            111,280         1,175,115
   Select Growth and Income Portfolio (Cost $1,732,347) ............            165,726         1,655,604
   Select Growth Portfolio (Cost $3,976,690) .......................            334,932         3,757,932
   Select Mid Cap Portfolio (Cost $2,205,712) ......................            171,975         2,404,214
   Select Small Cap Portfolio (Cost $2,141,084) ....................            182,022         1,783,820
                                                                        ----------------  ----------------
    Total (Cost $11,214,191) .......................................            965,935        10,776,685
                                                                        ----------------  ----------------

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.4%)
   Franklin Small Cap Fund - Class 2 (Cost $3,977,081) .............            160,196         3,386,542
   Templeton International Securities Fund - Class 2
   (Cost $7,403,855) ...............................................            380,042         7,095,393
                                                                        ----------------  ----------------
    Total (Cost $11,380,936) .......................................            540,238        10,481,935
                                                                        ----------------  ----------------

  GREENWICH STREET SERIES FUND (1.0%)
   Equity Index Portfolio - Class II Shares
    Total (Cost $7,922,763) ........................................            228,184         7,384,022
                                                                        ----------------  ----------------

  MFS VARIABLE INSURANCE TRUST (19.0%)
   MFS Bond Series (Cost $7,886,153) ...............................            707,601         8,010,044
   MFS Emerging Growth Series (Cost $46,524,704) ...................          2,045,908        59,003,976
   MFS Global Governments Series (Cost $2,030,606) .................            199,633         1,998,330
   MFS Money Market Series (Cost $8,783,078) .......................          8,783,078         8,783,078
   MFS Research Series (Cost $28,265,206) ..........................          1,622,375        33,745,407
   MFS Total Return Series (Cost $29,734,117) ......................          1,697,301        33,250,124
                                                                        ----------------  ----------------
    Total (Cost $123,223,864) ......................................         15,055,896       144,790,959
                                                                        ----------------  ----------------

                                                                   NO. OF            MARKET
                                                                   SHARES             VALUE
                                                               ----------------  ----------------
SALOMON BROTHERS VARIABLE SERIES FUND INC. (4.2%)
  Total Return Fund (Cost $4,231,199) .......................          404,074   $     4,323,589
  Capital Fund (Cost $13,375,849) ...........................          943,452        14,246,130
  High Yield Bond Fund (Cost $1,619,770) ....................          173,636         1,456,806
  Investors Fund (Cost $10,724,109) .........................          866,370        11,773,967
                                                               ----------------  ----------------
    Total (Cost $29,950,927) ................................        2,387,532        31,800,492
                                                               ----------------  ----------------

THE TRAVELERS SERIES TRUST (5.7%)
  Equity Income Portfolio (Cost $892,817) ...................           57,984           942,812
  Large Cap Portfolio (Cost $22,207,661) ....................        1,111,951        18,691,899
  MFS Emerging Growth Portfolio (Cost $3,005,183) ...........          110,940         2,507,244
  MFS Mid Cap Growth Portfolio (Cost $10,397,536) ...........          613,564        10,283,335
  MFS Research Portfolio (Cost $7,083,793) ..................          564,826         6,862,631
  Travelers Quality Bond Portfolio (Cost $4,034,686) ........          373,531         4,108,842
                                                               ----------------  ----------------
    Total (Cost $47,621,676) ................................        2,832,796        43,396,763
                                                               ----------------  ----------------

TRAVELERS SERIES FUND INC. (3.2%)
  AIM Capital Appreciation Portfolio (Cost $15,434,098) .....          751,579        13,611,104
  MFS Total Return Portfolio (Cost $8,225,539) ..............          508,741         9,035,240
  Putnam Diversified Income Portfolio (Cost $1,485,533) .....          133,399         1,392,685
                                                               ----------------  ----------------
    Total (Cost $25,145,170) ................................        1,393,719        24,039,029
                                                               ----------------  ----------------

VARIABLE ANNUITY PORTFOLIOS (3.9%)
  CitiFunds Small Cap Growth VIP Portfolio (Cost $3,973,155)           323,803         4,277,440
  CitiSelect(R) VIP Folio 200 Conservative (Cost $6,775,379)           644,334         6,630,198
  CitiSelect(R) VIP Folio 300 Balanced (Cost $9,737,850) ....          906,149         9,677,671
  CitiSelect(R) VIP Folio 400 Growth (Cost $6,854,971) ......          638,495         6,819,126
  CitiSelect(R) VIP Folio 500 Growth Plus (Cost $2,705,638) .          272,018         2,448,160
                                                               ----------------  ----------------
    Total (Cost $30,046,993) ................................        2,784,799        29,852,595
                                                               ----------------  ----------------

VARIABLE INSURANCE PRODUCTS FUND (16.6%)
  Equity-Income Portfolio - Initial Class (Cost $42,818,074)         1,761,252        44,947,151
  Growth Portfolio - Initial Class (Cost $57,064,889) .......        1,332,036        58,143,359
  High Income Portfolio - Initial Class (Cost $16,039,282) ..        1,387,224        11,347,495
  Overseas Portfolio (Cost $12,648,291) .....................          602,464        12,043,258
                                                               ----------------  ----------------
    Total (Cost $128,570,536) ...............................        5,082,976       126,481,263
                                                               ----------------  ----------------

VARIABLE INSURANCE PRODUCTS FUND II (18.7%)
  Contrafund(R) Portfolio - Service Class 2 (Cost $1,742,877)           70,227         1,660,170
  Contrafund Portfolio (Cost $46,075,185) ...................        1,969,072        46,745,760
  Index 500 Portfolio (Cost $83,550,694) ....................          629,773        94,169,910
                                                               ----------------  ----------------
    Total (Cost $131,368,756) ...............................        2,669,072       142,575,840
                                                               ----------------  ----------------

TOTAL INVESTMENTS (100%)
 (COST $728,182,369) ........................................                    $   760,482,415
                                                                                 ================

8. SCHEDULE OF SEPARATE ACCOUNT FCLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                                                             AIM V.I. CAPITAL
                                                       HIGH YIELD BOND TRUST    MONEY MARKET PORTFOLIO       APPRECIATION FUND
                                                     ------------------------- ------------------------- -------------------------
                                                        2000         1999         2000         1999         2000         1999
                                                        ----         ----         ----         ----         ----         ----
INVESTMENT INCOME:
Dividends .........................................  $    48,666  $         -  $    66,881  $     5,161  $ 1,007,603  $   783,824
                                                     ------------ ------------ ------------ ------------ ------------ ------------

EXPENSES:
Insurance charges .................................        6,282          732       11,932        1,391      359,192      236,244
Administrative fees ...............................          855           86        1,610          161       61,161       39,284
                                                     ------------ ------------ ------------ ------------ ------------ ------------
    Net investment income (loss) ..................       41,529         (818)      53,339        3,609      587,250      508,296
                                                     ------------ ------------ ------------ ------------ ------------ ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..................       83,824       32,508    2,333,543      390,384    1,973,432    3,221,181
  Cost of investments sold ........................       86,413       32,644    2,333,543      390,384    1,141,917    2,131,843
                                                     ------------ ------------ ------------ ------------ ------------ ------------

    Net realized gain (loss) ......................       (2,589)        (136)           -            -      831,515    1,089,338
                                                     ------------ ------------ ------------ ------------ ------------ ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ........        1,634            -            -            -   13,390,123    3,917,990
  Unrealized gain (loss) end of year ..............      (41,366)       1,634            -            -    6,924,943   13,390,123
                                                     ------------ ------------ ------------ ------------ ------------ ------------

   Net change in unrealized gain (loss) for the
     year .........................................      (43,000)       1,634            -            -   (6,465,180)   9,472,133
                                                     ------------ ------------ ------------ ------------ ------------ ------------

Net increase (decrease) in net assets
    resulting from operations .....................       (4,060)         680       53,339        3,609   (5,046,415)  11,069,767
                                                     ------------ ------------ ------------ ------------ ------------ ------------




UNIT TRANSACTIONS:
Participant purchase payments .....................      108,978      115,179      707,483      450,034    2,171,668    3,411,406
Participant transfers from other Travelers accounts      502,469      141,219    1,967,270      290,813    4,911,352    1,431,735
Administrative charges ............................         (153)           -         (271)           -       (5,553)      (1,753)
Contract surrenders ...............................      (20,269)      (3,253)    (264,428)           -   (2,649,978)  (1,539,993)
Participant transfers to other Travelers accounts .      (28,587)     (26,492)    (862,981)    (413,055)    (708,851)  (2,622,760)
Other payments to participants ....................            -            -            -            -      (40,426)     (11,098)
                                                     ------------ ------------ ------------ ------------ ------------ ------------

  Net increase (decrease) in net assets
    resulting from unit transactions ..............      562,438      226,653    1,547,073      327,792    3,678,212      667,537
                                                     ------------ ------------ ------------ ------------ ------------ ------------

    Net increase (decrease) in net assets .........      558,378      227,333    1,600,412      331,401   (1,368,203)  11,737,304




NET ASSETS:
  Beginning of year ...............................      227,333            -      331,401            -   36,944,613   25,207,309
                                                     ------------ ------------ ------------ ------------ ------------ ------------

  End of year .....................................  $   785,711  $   227,333  $ 1,931,813  $   331,401  $35,576,410  $36,944,613
                                                     ============ ============ ============ ============ ============ ============

   AIM V.I. GOVERNMENT           AIM V.I. GROWTH                                   AIM V.I. INTERNATIONAL
     SECURITIES FUND             AND INCOME FUND          AIM V.I. GROWTH FUND           EQUITY FUND
--------------------------  -------------------------  -------------------------  -------------------------
    2000         1999          2000         1999          2000         1999          2000         1999
    ----         ----          ----         ----          ----         ----          ----         ----

$    625,590  $   516,671   $ 1,050,744  $   325,779   $   572,447  $   647,808   $ 1,503,859  $    864,990
------------- ------------  ------------ ------------  ------------ ------------  ------------ -------------


     120,318      127,174       352,610      263,572       189,812      122,043       232,749       157,684
      18,525       17,198        56,572       38,538        29,642       16,762        38,510        24,583
------------- ------------  ------------ ------------  ------------ ------------  ------------ -------------
     486,747      372,299       641,562       23,669       352,993      509,003     1,232,600       682,723
------------- ------------  ------------ ------------  ------------ ------------  ------------ -------------




   2,443,665    3,130,219     2,758,080    1,524,668     1,657,770    1,992,816     2,181,330       818,277
   2,466,361    2,939,274     1,675,688      890,381     1,285,859    1,426,467     1,519,392       612,587
------------- ------------  ------------ ------------  ------------ ------------  ------------ -------------

     (22,696)     190,945     1,082,392      634,287       371,911      566,349       661,938       205,690
------------- ------------  ------------ ------------  ------------ ------------  ------------ -------------


    (598,648)     247,506    11,476,571    3,406,264     3,929,572      917,379     9,334,894     1,091,912
      54,348     (598,648)    3,592,467   11,476,571    (1,552,275)   3,929,572      (777,860)    9,334,894
------------- ------------  ------------ ------------  ------------ ------------  ------------ -------------

     652,996     (846,154)   (7,884,104)   8,070,307    (5,481,847)   3,012,193   (10,112,754)    8,242,982
------------- ------------  ------------ ------------  ------------ ------------  ------------ -------------


   1,117,047     (282,910)   (6,160,150)   8,728,263    (4,756,943)   4,087,545    (8,218,216)    9,131,395
------------- ------------  ------------ ------------  ------------ ------------  ------------ -------------





     194,074    6,351,607     1,679,507    9,591,609     1,727,561    5,803,062     2,059,198     3,363,665
   1,052,118    2,426,176     2,920,030    4,197,416     4,068,433    3,687,082     4,000,133     2,184,168
      (1,821)        (174)       (4,999)      (1,231)       (2,628)        (453)       (2,326)         (476)
    (641,405)    (773,468)   (2,129,023)  (1,061,678)   (1,538,103)    (555,956)   (1,669,061)     (749,035)
  (1,716,659)  (3,040,646)   (1,530,036)  (1,676,516)     (722,942)  (1,854,031)   (1,208,990)     (540,267)
    (282,816)           -      (152,540)     (21,480)      (18,139)           -       (24,464)      (10,070)
------------- ------------  ------------ ------------  ------------ ------------  ------------ -------------


  (1,396,509)   4,963,495       782,939   11,028,120     3,514,182    7,079,704     3,154,490     4,247,985
------------- ------------  ------------ ------------  ------------ ------------  ------------ -------------

    (279,462)   4,680,585    (5,377,211)  19,756,383    (1,242,761)  11,167,249    (5,063,726)   13,379,380





  13,811,274    9,130,689    38,819,531   19,063,148    18,142,646    6,975,397    27,202,535    13,823,155
------------- ------------  ------------ ------------  ------------ ------------  ------------ -------------

$13,531,812   $13,811,274   $33,442,320  $38,819,531   $16,899,885  $18,142,646   $22,138,809  $ 27,202,535
============= ============  ============ ============  ============ ============  ============ =============

8. SCHEDULE OF SEPARATE ACCOUNT FCLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                                                                 TECHNOLOGY PORTFOLIO -      SELECT GOVERNMENT
                                                        AIM V.I. VALUE FUND             CLASS B                  PORTFOLIO
                                                     ------------------------- ------------------------- -------------------------
                                                        2000         1999         2000         1999         2000         1999
                                                        ----         ----         ----         ----         ----         ----
INVESTMENT INCOME:
Dividends....................................        $ 2,807,153  $ 1,075,065  $    32,375  $         -  $    60,368  $     1,891
                                                     ------------ ------------ ------------ ------------ ------------ ------------

EXPENSES:
Insurance charges............................            621,695      440,479       17,480            -        5,501          153
Administrative fees..........................             97,314       61,751        2,142            -          718           17
                                                     ------------ ------------ ------------ ------------ ------------ ------------
    Net investment income (loss).............          2,088,144      572,835       12,753            -       54,149        1,721
                                                     ------------ ------------ ------------ ------------ ------------ ------------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold.............          4,089,338    2,629,478      115,922            -       46,531          316
  Cost of investments sold...................          3,085,093    1,467,515      127,857            -       45,817          317
                                                     ------------ ------------ ------------ ------------ ------------ ------------

    Net realized gain (loss).................          1,004,245    1,161,963      (11,935)           -          714           (1)
                                                     ------------ ------------ ------------ ------------ ------------ ------------

Change in unrealized gain (loss) on
  investments:
  Unrealized gain (loss) beginning of
    year.....................................         14,590,295    3,948,503            -            -       (3,499)           -
  Unrealized gain (loss) end of year.........            159,810   14,590,295   (1,193,792)           -       16,757       (3,499)
                                                     ------------ ------------ ------------ ------------ ------------ ------------

    Net change in unrealized gain
    (loss) for the year......................        (14,430,485)  10,641,792   (1,193,792)           -       20,256       (3,499)
                                                     ------------ ------------ ------------ ------------ ------------ ------------

Net increase (decrease) in net assets
  resulting from operations..................        (11,338,096)  12,376,590   (1,192,974)           -       75,119       (1,779)
                                                     ------------ ------------ ------------ ------------ ------------ ------------




UNIT TRANSACTIONS:
Participant purchase payments..................        7,042,026   19,498,696    3,153,570            -      225,993       88,981
Participant transfers from other
  Travelers accounts...........................        7,847,213   11,730,922    1,069,620            -      807,023       30,102
Administrative charges.........................          (11,049)      (1,602)         (55)           -         (242)           -
Contract surrenders............................       (4,369,970)  (1,699,910)     (30,842)           -      (12,389)        (163)
Participant transfers to other
  Travelers accounts...........................       (2,734,666)  (3,510,495)     (31,352)           -      (37,973)           -
Other payments to participants.................         (284,258)     (12,778)     (10,509)           -            -            -
                                                     ------------ ------------ ------------ ------------ ------------ ------------

  Net increase (decrease) in net assets
    resulting from unit transactions...........        7,489,296   26,004,833    4,150,432            -      982,412      118,920
                                                     ------------ ------------ ------------ ------------ ------------ ------------

Net increase (decrease) in net assets..........       (3,848,800)  38,381,423    2,957,458            -    1,057,531      117,141




NET ASSETS:
  Beginning of year.............................      65,391,501   27,010,078            -            -      117,141            -
                                                     ------------ ------------ ------------ ------------ ------------ ------------

  End of year...................................     $61,542,701  $65,391,501  $ 2,957,458  $         -  $ 1,174,672  $   117,141
                                                     ============ ============ ============ ============ ============ ============

    SELECT GROWTH AND                                                                   SELECT SMALL
    INCOME PORTFOLIO         SELECT GROWTH PORTFOLIO    SELECT MID CAP PORTFOLIO        CAP PORTFOLIO
--------------------------  -------------------------  -------------------------  ------------------------
    2000         1999          2000         1999          2000         1999          2000         1999
    ----         ----          ----         ----          ----         ----          ----         ----

$     15,146  $     1,119   $     8,552  $     1,072   $    14,514  $       650   $    92,811  $    2,040
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


      14,823          859        35,496        1,971        18,801          947        16,426       1,096
       2,026           91         4,921          213         2,545           97         2,279         105
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------
      (1,703)         169       (31,865)      (1,112)       (6,832)        (394)       74,106         839
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------




     405,711        2,121       970,334        1,883       198,155       30,797       213,086      27,642
     415,544        2,033       906,642        1,686       173,351       26,836       230,203      23,455
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

      (9,833)          88        63,692          197        24,804        3,961       (17,117)      4,187
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


      30,043            -       114,490            -        60,749            -        78,657           -
     (76,743)      30,043      (218,758)     114,490       198,502       60,749      (357,264)     78,657
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

    (106,786)      30,043      (333,248)     114,490       137,753       60,749      (435,921)     78,657
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


    (118,322)      30,300      (301,421)     113,575       155,725       64,316      (378,932)     83,683
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------




     713,532      406,739     2,630,453      996,821     1,281,559      349,528     1,044,186     555,848
     941,427       90,755     1,158,806      187,084       698,749       58,712       657,744      27,076
        (519)           -          (761)           -          (272)           -          (253)          -
     (95,273)      (4,588)     (333,507)      (9,653)     (149,118)      (1,607)      (97,771)     (2,002)
    (304,119)           -      (679,255)           -       (47,837)           -       (96,626)          -
      (4,947)           -        (5,641)           -        (6,437)           -        (9,810)          -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


   1,250,101      492,906     2,770,095    1,174,252     1,776,644      406,633     1,497,470     580,922
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

   1,131,779      523,206     2,468,674    1,287,827     1,932,369      470,949     1,118,538     664,605





     523,206            -     1,287,827            -       470,949            -       664,605           -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

$  1,654,985  $   523,206   $ 3,756,501  $ 1,287,827   $ 2,403,318  $   470,949   $ 1,783,143  $  664,605
============= ============  ============ ============  ============ ============  ============ ===========

8. SCHEDULE OF SEPARATE ACCOUNT FCLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                                          FRANKLIN SMALL CAP     TEMPLETON INTERNATIONAL  EQUITY INDEX PORTFOLIO -
                                                            FUND - CLASS 2      SECURITIES FUND - CLASS 2      CLASS II SHARES
                                                      ------------------------- ------------------------- -------------------------
                                                         2000         1999         2000         1999         2000         1999
                                                         ----         ----         ----         ----         ----         ----
INVESTMENT INCOME:
Dividends........................................     $    43,559  $         -  $   481,484  $         -  $    22,877  $         -
                                                      ------------ ------------ ------------ ------------ ------------ ------------

EXPENSES:
Insurance charges................................          30,745        1,370       56,927        5,443       65,330        3,207
Administrative fees..............................           4,199          245        7,780          604        9,006          372
                                                      ------------ ------------ ------------ ------------ ------------ ------------
    Net investment income (loss).................           8,615       (1,615)     416,777       (6,047)     (51,459)      (3,579)
                                                      ------------ ------------ ------------ ------------ ------------ ------------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold.................       2,874,143        4,891      625,721       74,566      567,917      102,979
  Cost of investments sold.......................       2,885,708        3,502      665,822       72,889      560,165      100,861
                                                      ------------ ------------ ------------ ------------ ------------ ------------

    Net realized gain (loss).....................         (11,565)       1,389      (40,101)       1,677        7,752        2,118
                                                      ------------ ------------ ------------ ------------ ------------ ------------

Change in unrealized gain (loss) on
  investments:
Unrealized gain (loss) beginning of
  year...........................................         199,681            -      170,059            -      130,693            -
Unrealized gain (loss) end of year...............        (590,539)     199,681     (308,462)     170,059     (538,741)     130,693
                                                      ------------ ------------ ------------ ------------ ------------ ------------

    Net change in unrealized gain
      (loss) for the year........................        (790,220)     199,681     (478,521)     170,059     (669,434)     130,693
                                                      ------------ ------------ ------------ ------------ ------------ ------------

Net increase (decrease) in net assets
    resulting from operations....................        (793,170)     199,455     (101,845)     165,689     (713,141)     129,232
                                                      ------------ ------------ ------------ ------------ ------------ ------------




UNIT TRANSACTIONS:
Participant purchase payments....................       2,054,756      506,810    3,258,095    1,150,563    3,487,473    1,903,423
Participant transfers from other
  Travelers accounts.............................       3,924,636      279,524    2,686,242      792,098    2,780,677      334,975
Administrative charges...........................            (738)           -       (1,337)           -       (1,814)           -
Contract surrenders..............................        (105,008)      (1,369)    (242,165)    (119,210)    (215,127)     (19,124)
Participant transfers to other
  Travelers accounts.............................      (2,674,002)      (4,047)    (362,666)     (31,826)    (275,130)     (18,491)
Other payments to participants...................               -            -      (92,540)           -      (11,738)           -
                                                      ------------ ------------ ------------ ------------ ------------ ------------

  Net increase (decrease) in net assets
    resulting from unit transactions.............       3,199,644      780,918    5,245,629    1,791,625    5,764,341    2,200,783
                                                      ------------ ------------ ------------ ------------ ------------ ------------

    Net increase (decrease) in net
      assets.....................................       2,406,474      980,373    5,143,784    1,957,314    5,051,200    2,330,015




NET ASSETS:
  Beginning of year..............................         980,373            -    1,957,314            -    2,330,015            -
                                                      ------------ ------------ ------------ ------------ ------------ ------------

  End of year....................................     $ 3,386,847  $   980,373  $ 7,101,098  $ 1,957,314  $ 7,381,215  $ 2,330,015
                                                      ============ ============ ============ ============ ============ ============




         MFS BOND SERIES              MFS EMERGING GROWTH SERIES      MFS GLOBAL GOVERNMENTS SERIES     MFS MONEY MARKET SERIES
---------------------------------  --------------------------------- ------------------------------  ------------------------------
   2000                 1999              2000              1999            2000           1999            2000           1999
   ----                 ----              ----              ----            ----           ----            ----           ----

$      399,927  $        192,562   $     3,811,846    $           -  $      101,715  $     125,616   $    489,119  $       403,855
--------------- -----------------  ----------------   -------------- --------------- --------------  ------------- ----------------


        71,320            76,179           609,716          355,884          17,481         19,460         73,160           78,520
        11,176            10,945           100,986           55,094           2,998          3,262         12,597           12,924
--------------- -----------------  ----------------   -------------- --------------- --------------  ------------- ----------------
       317,431           105,438         3,101,144         (410,978)         81,236        102,894        403,362          312,411
--------------- -----------------  ----------------   -------------- --------------- --------------  ------------- ----------------




     1,415,754         2,313,920         3,609,582        1,445,388         481,489        398,966      5,435,052        6,441,738
     1,436,683         2,260,652         2,002,611          718,432         500,251        402,217      5,435,052        6,441,739
--------------- -----------------  ----------------   -------------- --------------- --------------  ------------- ----------------
       (20,929)           53,268         1,606,971          726,956         (18,762)        (3,251)             -               (1)
--------------- -----------------  ----------------   -------------- --------------- --------------  ------------- ----------------

      (189,188)          198,007        32,558,174        5,787,780         (43,813)       135,658              -                -
       123,891          (189,188)       12,479,272       32,558,174         (32,276)       (43,813)             -                -
--------------- -----------------  ----------------   -------------- --------------- --------------  ------------- ----------------

       313,079          (387,195)      (20,078,902)      26,770,394          11,537       (179,471)             -                -
--------------- -----------------  ----------------   -------------- --------------- --------------  ------------- ----------------


       609,581          (228,489)      (15,370,787)      27,086,372          74,011        (79,828)       403,362          312,410
--------------- -----------------  ----------------   -------------- --------------- --------------  ------------- ----------------





       195,709         4,121,699         4,766,005        7,825,944         202,562        285,724        464,975        1,502,821
       488,039         1,612,105        10,925,972        4,819,165          65,220        146,050      4,842,833        5,702,645
          (821)             (305)           (7,087)          (1,608)           (229)           (68)          (691)            (176)
      (618,129)         (454,726)       (3,386,779)      (1,326,144)       (188,835)      (140,348)      (553,647)        (531,065)
      (817,699)       (2,086,103)       (2,898,574)      (1,604,602)       (322,615)      (265,780)    (5,254,767)      (6,164,457)
       (14,560)          (27,120)          (93,588)         (12,528)         (2,322)        (5,990)             -              266
--------------- -----------------  ----------------   -------------- --------------- --------------  ------------- ----------------


      (767,461)        3,165,550         9,305,949        9,700,227        (246,219)        19,588       (501,297)         510,034
--------------- -----------------  ----------------   -------------- --------------- --------------  ------------- ----------------

      (157,880)        2,937,061        (6,064,838)      36,786,599        (172,208)       (60,240)       (97,935)         822,444





     8,168,195         5,231,134        65,039,909       28,253,310       2,169,975      2,230,215      8,922,792        8,100,348
--------------- -----------------  ----------------   -------------- --------------- --------------  ------------- ----------------

$    8,010,315  $      8,168,195   $    58,975,071    $  65,039,909  $    1,997,767  $   2,169,975   $  8,824,857  $     8,922,792
=============== =================  ================   ============== =============== ==============  ============= ================



8. SCHEDULE OF SEPARATE ACCOUNT FCLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                           MFS RESEARCH SERIES     MFS TOTAL RETURN SERIES      TOTAL RETURN FUND
                                                        ------------------------- ------------------------- ------------------------
                                                           2000         1999         2000         1999         2000         1999
                                                           ----         ----         ----         ----         ----         ----
INVESTMENT INCOME:
Dividends ............................................  $ 2,417,305  $   364,562  $ 1,476,450  $ 1,378,057  $   132,114  $   54,853
                                                        ------------ ------------ ------------ ------------ ------------ -----------

EXPENSES:
Insurance charges ....................................      325,506      268,340      280,664      260,594       36,102       7,475
Administrative fees ..................................       55,376       44,123       45,100       38,955        5,044         869
                                                        ------------ ------------ ------------ ------------ ------------ -----------
   Net investment income (loss) ......................    2,036,423       52,099    1,150,686    1,078,508       90,968      46,509
                                                        ------------ ------------ ------------ ------------ ------------ -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .....................    2,977,325    1,560,166    4,647,476    1,851,045      450,251     305,654
  Cost of investments sold ...........................    1,926,344    1,055,125    4,235,102    1,475,734      467,503     302,579
                                                        ------------ ------------ ------------ ------------ ------------ -----------

   Net realized gain (loss) ..........................    1,050,981      505,041      412,374      375,311      (17,252)      3,075
                                                        ------------ ------------ ------------ ------------ ------------ -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...........   10,606,373    4,353,313      751,455    1,730,489      (71,146)          -
  Unrealized gain (loss) end of year .................    5,480,201   10,606,373    3,516,007      751,455       92,390     (71,146)
                                                        ------------ ------------ ------------ ------------ ------------ -----------

   Net change in unrealized gain (loss) for the
   year...............................................   (5,126,172)   6,253,060    2,764,552     (979,034)     163,536     (71,146)
                                                        ------------ ------------ ------------ ------------ ------------ -----------

Net increase (decrease) in net assets
    resulting from operations ........................   (2,038,768)   6,810,200    4,327,612      474,785      237,252     (21,562)
                                                        ------------ ------------ ------------ ------------ ------------ -----------




UNIT TRANSACTIONS:
Participant purchase payments ........................    1,221,309    4,289,232      854,676    8,696,647      425,676   1,447,541
Participant transfers from other Travelers accounts ..    1,204,444    2,296,470    1,712,649    4,950,496    1,906,974   1,107,335
Administrative charges ...............................       (4,949)      (1,411)      (5,675)      (1,179)      (1,804)          -
Contract surrenders ..................................   (1,881,903)  (1,475,908)  (2,361,200)  (1,207,465)    (338,958)    (30,213)
Participant transfers to other Travelers accounts ....   (1,766,275)  (1,318,134)  (2,828,522)  (2,445,773)    (147,576)   (245,622)
Other payments to participants .......................      (87,034)           -     (324,671)     (28,792)     (18,551)          -
                                                        ------------ ------------ ------------ ------------ ------------ -----------

   Net increase (decrease) in net assets
     resulting from unit transactions ................   (1,314,408)   3,790,249   (2,952,743)   9,963,934    1,825,761   2,279,041
                                                        ------------ ------------ ------------ ------------ ------------ -----------

     Net increase (decrease) in net assets ...........   (3,353,176)  10,600,449    1,374,869   10,438,719    2,063,013   2,257,479




NET ASSETS:
  Beginning of year ..................................   37,084,422   26,483,973   31,855,327   21,416,608    2,257,479           -
                                                        ------------ ------------ ------------ ------------ ------------ -----------

  End of year ........................................  $33,731,246  $37,084,422  $33,230,196  $31,855,327  $ 4,320,492  $2,257,479
                                                        ============ ============ ============ ============ ============ ===========




       CAPITAL FUND           HIGH YIELD BOND FUND          INVESTORS FUND         EQUITY INCOME PORTFOLIO
--------------------------  -------------------------  -------------------------  ------------------------
    2000         1999          2000         1999          2000         1999          2000         1999
    ----         ----          ----         ----          ----         ----          ----         ----

$    889,976  $   187,720   $   130,570  $    64,982   $   419,416  $    29,355   $     8,671  $        -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


     121,500       18,367        13,330        2,452       101,935       18,864         3,580           -
      16,871        2,116         1,870          290        14,249        2,168           440           -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------
     751,605      167,237       115,370       62,240       303,232        8,323         4,651           -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------




   1,139,031      165,402       174,333       54,023       521,555      121,824         5,248           -
   1,018,257      161,054       182,702       53,515       488,002      126,518         5,030           -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

     120,774        4,348        (8,369)         508        33,553       (4,694)          218           -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


     259,783            -       (41,566)           -        92,240            -             -           -
     870,281      259,783      (162,964)     (41,566)    1,049,858       92,240        49,995           -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

     610,498      259,783      (121,398)     (41,566)      957,618       92,240        49,995           -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


   1,482,877      431,368       (14,397)      21,182     1,294,403       95,869        54,864           -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------





   4,497,598    3,879,610       257,372      436,968     2,288,669    4,111,291       411,973           -
   3,816,150    2,094,899       636,759      366,292     3,087,771    1,915,844       481,764           -
      (5,187)           -          (277)           -        (4,806)           -            (8)          -
    (662,397)    (263,522)      (27,237)     (85,792)     (387,943)     (72,207)       (3,792)          -
    (672,858)    (177,730)      (72,681)           -      (390,656)    (147,792)       (2,335)          -
    (182,710)           -       (61,937)           -       (20,936)           -             -           -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


   6,790,596    5,533,257       731,999      717,468     4,572,099    5,807,136       887,602           -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

   8,273,473    5,964,625       717,602      738,650     5,866,502    5,903,005       942,466           -





   5,964,625            -       738,650            -     5,903,005            -             -           -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


$ 14,238,098  $ 5,964,625   $ 1,456,252  $   738,650   $ 11,769,507 $ 5,903,005   $   942,466  $        -
============= ============  ============ ============  ============ ============  ============ ===========


8. SCHEDULE OF SEPARATE ACCOUNT FCLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)




                                                              LARGE CAP PORTFOLIO            MFS EMERGING GROWTH PORTFOLIO
                                                          ---------------------------   ---------------------------------------
                                                             2000           1999               2000                 1999
                                                             ----           ----               ----                 ----
INVESTMENT INCOME:
Dividends .............................................   $ 1,193,453    $   445,215    $           43,437    $              -
                                                          ------------   ------------   -------------------   -----------------

EXPENSES:
Insurance charges .....................................       182,127         29,804                13,659                   -
Administrative fees ...................................        25,453          3,443                 1,676                   -
                                                          ------------   ------------   -------------------   -----------------
   Net investment income (loss) .......................       985,873        411,968                28,102                   -
                                                          ------------   ------------   -------------------   -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................       759,680        114,558               287,611                   -
   Cost of investments sold ...........................       763,254        106,037               309,890                   -
                                                          ------------   ------------   -------------------   -----------------

   Net realized gain (loss) ...........................        (3,574)         8,521               (22,279)                  -
                                                          ------------   ------------   -------------------   -----------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of year ...........       733,246              -                     -                   -
   Unrealized gain (loss) end of year .................    (3,515,762)       733,246              (497,939)                  -
                                                          ------------   ------------   -------------------   -----------------

   Net change in unrealized gain (loss) for the
       year ...........................................    (4,249,008)       733,246              (497,939)                  -
                                                          ------------   ------------   -------------------   -----------------

Net increase (decrease) in net assets
   resulting from operations ..........................    (3,266,709)     1,153,735              (492,116)                  -
                                                          ------------   ------------   -------------------   -----------------




UNIT TRANSACTIONS:
Participant purchase payments .........................     6,413,882      6,110,621             2,346,946                   -
Participant transfers from other Travelers accounts ...     7,074,178      3,200,651               709,752                   -
Administrative charges ................................        (7,951)             -                  (130)                  -
Contract surrenders ...................................      (613,033)      (258,179)              (30,142)                  -
Participant transfers to other Travelers accounts .....      (821,405)      (192,539)              (21,700)                  -
Other payments to participants ........................      (109,948)             -               (10,247)                  -
                                                          ------------   ------------   -------------------   -----------------

    Net increase (decrease) in net assets
    resulting from unit transactions ..................    11,935,723      8,860,554             2,994,479                   -
                                                          ------------   ------------   -------------------   -----------------

    Net increase (decrease) in net assets .............     8,669,014     10,014,289             2,502,363                   -




NET ASSETS:
   Beginning of year ..................................    10,014,289              -                     -                   -
                                                          ------------   ------------   -------------------   -----------------

   End of year ........................................   $18,683,303    $10,014,289    $        2,502,363    $              -
                                                          ============   ============   ===================   =================




                                                          MFS MID CAP GROWTH PORTFOLIO
                                                         ------------------------------
                                                            2000            1999
                                                            ----            ----
INVESTMENT INCOME:
Dividends .............................................  $   549,664  $             77
                                                         ------------ -----------------

EXPENSES:
Insurance charges .....................................       84,771             6,171
Administrative fees ...................................       11,467               687
                                                         ------------ -----------------
   Net investment income (loss) .......................      453,426            (6,781)
                                                         ------------ -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................      794,912            16,944
   Cost of investments sold ...........................      691,573            12,017
                                                         ------------ -----------------

   Net realized gain (loss) ...........................      103,339             4,927
                                                         ------------ -----------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of year ...........      593,775                 -
   Unrealized gain (loss) end of year .................     (114,201)          593,775
                                                         ------------ -----------------

   Net change in unrealized gain (loss) for the
       year ...........................................     (707,976)          593,775
                                                         ------------ -----------------

Net increase (decrease) in net assets
   resulting from operations ..........................     (151,211)          591,921
                                                         ------------ -----------------




UNIT TRANSACTIONS:
Participant purchase payments .........................    5,314,915         1,104,252
Participant transfers from other Travelers accounts ...    3,425,188           759,362
Administrative charges ................................       (2,294)                -
Contract surrenders ...................................     (254,036)          (32,222)
Participant transfers to other Travelers accounts .....     (464,473)           (1,254)
Other payments to participants ........................      (10,728)                -
                                                         ------------ -----------------

  Net increase (decrease) in net assets
    resulting from unit transactions ..................    8,008,572         1,830,138
                                                         ------------ -----------------

    Net increase (decrease) in net assets .............    7,857,361         2,422,059




NET ASSETS:
   Beginning of year ..................................    2,422,059                 -
                                                         ------------ -----------------

   End of year ........................................  $ 10,279,420 $      2,422,059
                                                         ============ =================




   MFS RESEARCH PORTFOLIO           TRAVELERS QUALITY BOND PORTFOLIO
-----------------------------      ----------------------------------
    2000           1999                 2000             1999
    ----           ----                 ----             ----

$     94,617  $            -       $      158,668  $             110
------------- ---------------      --------------- ------------------


      66,530          11,709               33,607              6,149
       9,296           1,359                4,682                710
------------- ---------------      --------------- ------------------
      18,791         (13,068)             120,379             (6,749)
------------- ---------------      --------------- ------------------




     466,622          73,449              550,644             43,616
     420,625          66,541              543,522             43,120
------------- ---------------      --------------- ------------------

      45,997           6,908                7,122                496
------------- ---------------      --------------- ------------------


     454,504               -                9,133                  -
    (221,162)        454,504               74,156              9,133
------------- ---------------      --------------- ------------------

    (675,666)        454,504               65,023              9,133
------------- ---------------      --------------- ------------------


    (610,878)        448,344              192,524              2,880
------------- ---------------      --------------- ------------------





   1,648,929       2,016,685              470,429            938,350
   2,564,008       1,410,023            2,038,543            985,019
      (3,073)              -               (1,117)                 -
    (267,905)        (41,454)            (155,922)           (23,385)
    (265,222)        (39,439)            (310,401)           (11,579)
           -               -              (18,071)                 -
------------- ---------------      --------------- ------------------


   3,676,737       3,345,815            2,023,461          1,888,405
------------- ---------------      --------------- ------------------

   3,065,859       3,794,159            2,215,985          1,891,285





   3,794,159               -            1,891,285                  -
------------- ---------------      --------------- ------------------

$  6,860,018  $    3,794,159       $    4,107,270  $       1,891,285
============= ===============      =============== ==================




      AIM CAPITAL APPRECIATION
             PORTFOLIO                      MFS TOTAL RETURN PORTFOLIO
----------------------------------   ----------------------------------------
      2000              1999               2000                 1999
      ----              ----               ----                 ----

$         272,271  $            -    $         416,014   $            20,553
------------------ ---------------   ------------------  --------------------


          123,594          13,555               72,327                13,677
           16,845           1,569               10,050                 1,611
------------------ ---------------   ------------------  --------------------
          131,832         (15,124)             333,637                 5,265
------------------ ---------------   ------------------  --------------------




        1,135,292         252,901            1,037,295               381,300
          949,632         226,061            1,046,192               399,754
------------------ ---------------   ------------------  --------------------

          185,660          26,840               (8,897)              (18,454)
------------------ ---------------   ------------------  --------------------


          980,800               -                9,570                     -
       (1,822,994)        980,800              809,701                 9,570
------------------ ---------------   ------------------  --------------------

       (2,803,794)        980,800              800,131                 9,570
------------------ ---------------   ------------------  --------------------


       (2,486,302)        992,516            1,124,871                (3,619)
------------------ ---------------   ------------------  --------------------





        7,603,814       2,852,999            1,254,889             2,789,829
        5,185,215       1,324,194            3,280,499             1,794,954
           (3,776)              -               (3,075)                    -
         (910,567)       (235,259)            (271,329)             (177,445)
         (427,072)       (134,237)            (271,195)             (304,775)
         (155,571)              -             (178,795)                    -
------------------ ---------------   ------------------  --------------------


       11,292,043       3,807,697            3,810,994             4,102,563
------------------ ---------------   ------------------  --------------------

        8,805,741       4,800,213            4,935,865             4,098,944





        4,800,213               -            4,098,944                     -
------------------ ---------------   ------------------  --------------------

$      13,605,954  $    4,800,213    $       9,034,809   $         4,098,944
================== ===============   ==================  ====================

8. SCHEDULE OF SEPARATE ACCOUNT FCLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                           PUTNAM DIVERSIFIED INCOME            CITIFUNDS SMALL CAP GROWTH VIP
                                                                   PORTFOLIO                            PORTFOLIO
                                                         --------------------------------     --------------------------------
                                                            2000              1999               2000             1999
                                                            ----              ----               ----             ----
INVESTMENT INCOME:
Dividends .............................................  $   108,245     $         1,315      $   341,794    $            -
                                                         ------------    ----------------     ------------   ---------------

EXPENSES:
Insurance charges .....................................       13,126               3,279           36,350            14,963
Administrative fees ...................................        1,862                 379            5,921             2,409
                                                         ------------    ----------------     ------------   ---------------
       Net investment income (loss) ...................       93,257              (2,343)         299,523           (17,372)
                                                         ------------    ----------------     ------------   ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................      408,745              60,691          578,257           457,249
   Cost of investments sold ...........................      414,293              61,476          476,185           486,005
                                                         ------------    ----------------     ------------   ---------------

       Net realized gain (loss) .......................       (5,548)               (785)         102,072           (28,756)
                                                         ------------    ----------------     ------------   ---------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of year ...........       14,465                   -          506,584          (189,789)
   Unrealized gain (loss) end of year .................      (92,848)             14,465          304,285           506,584
                                                         ------------    ----------------     ------------   ---------------

       Net change in unrealized gain (loss) for the
          year ........................................     (107,313)             14,465         (202,299)          696,373
                                                         ------------    ----------------     ------------   ---------------

Net increase (decrease) in net assets
   resulting from operations ..........................      (19,604)             11,337          199,296           650,245
                                                         ------------    ----------------     ------------   ---------------




UNIT TRANSACTIONS:
Participant purchase payments .........................      177,697             337,404          417,792           322,341
Participant transfers from other Travelers accounts ...      563,322             678,945        1,090,595         1,082,353
Administrative charges ................................         (457)                  -             (591)              (85)
Contract surrenders ...................................      (20,085)            (11,205)        (199,052)          (94,948)
Participant transfers to other Travelers accounts .....     (279,360)            (32,454)        (309,481)         (384,099)
Other payments to participants ........................      (13,387)                  -                -                 -
                                                         ------------    ----------------     ------------   ---------------

   Net increase (decrease) in net assets
       resulting from unit transactions ...............      427,730             972,690          999,263           925,562
                                                         ------------    ----------------     ------------   ---------------

       Net increase (decrease) in net assets ..........      408,126             984,027        1,198,559         1,575,807




NET ASSETS:
  Beginning of year ...................................      984,027                   -        3,080,500         1,504,693
                                                         ------------    ----------------     ------------   ---------------

  End of year .........................................  $ 1,392,153     $       984,027      $ 4,279,059       $ 3,080,500
                                                         ============    ================     ============   ===============




                                                              CITISELECT(R) VIP FOLIO 200
                                                                     CONSERVATIVE
                                                          ---------------------------------
                                                               2000             1999
                                                               ----             ----
INVESTMENT INCOME:
Dividends .............................................   $      331,537  $         54,802
                                                          --------------- -----------------

EXPENSES:
Insurance charges .....................................           61,493            77,083
Administrative fees ...................................           10,516            13,204
                                                          --------------- -----------------
       Net investment income (loss) ...................          259,528           (35,485)
                                                          --------------- -----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
   Proceeds from investments sold .....................        2,316,789         2,842,286
   Cost of investments sold ...........................        2,327,119         2,948,955
                                                          --------------- -----------------

       Net realized gain (loss) .......................          (10,330)         (106,669)
                                                          --------------- -----------------

Change in unrealized gain (loss) on investments:
   Unrealized gain (loss) beginning of year ...........          (11,878)         (182,876)
   Unrealized gain (loss) end of year .................         (145,181)          (11,878)
                                                          --------------- -----------------

       Net change in unrealized gain (loss) for the
          year ........................................         (133,303)          170,998
                                                          --------------- -----------------

Net increase (decrease) in net assets
   resulting from operations ..........................          115,895            28,844
                                                          --------------- -----------------




UNIT TRANSACTIONS:
Participant purchase payments .........................          208,679           690,140
Participant transfers from other Travelers accounts ...          275,735           418,227
Administrative charges ................................           (1,142)             (552)
Contract surrenders ...................................         (821,541)         (386,293)
Participant transfers to other Travelers accounts .....      .(1,228,386)       (2,035,878)
Other payments to participants ........................         (229,878)                -
                                                          --------------- -----------------

   Net increase (decrease) in net assets
       resulting from unit transactions ...............       (1,796,533)       (1,314,356)
                                                          --------------- -----------------

       Net increase (decrease) in net assets ..........       (1,680,638)       (1,285,512)




NET ASSETS:
  Beginning of year ...................................        8,308,948         9,594,460
                                                          --------------- -----------------

  End of year .........................................   $    6,628,310  $      8,308,948
                                                          =============== =================





      CITISELECT(R) VIP FOLIO 300
             BALANCED                   CITISELECT(R) VIP FOLIO 400 GROWTH
-------------------------------------  -----------------------------------
       2000               1999               2000             1999
       ----               ----               ----             ----

$          744,269   $        45,225   $        366,578  $        26,825
-------------------  ----------------  ----------------- ----------------


            94,679           115,710             62,102           72,073
            16,635            20,311             10,762           12,481
-------------------  ----------------  ----------------- ----------------
           632,955           (90,796)           293,714          (57,729)
-------------------  ----------------  ----------------- ----------------




         3,783,942         3,990,507          1,278,564        3,610,183
         3,758,036         3,782,234          1,267,698        3,594,649
-------------------  ----------------  ----------------- ----------------

            25,906           208,273             10,866           15,534
-------------------  ----------------  ----------------- ----------------


           433,064           108,147            225,708         (312,118)
           (60,179)          433,064            (35,845)         225,708
-------------------  ----------------  ----------------- ----------------

          (493,243)          324,917           (261,553)         537,826
-------------------  ----------------  ----------------- ----------------


           165,618           442,394             43,027          495,631
-------------------  ----------------  ----------------- ----------------





           151,703           696,716            265,925          600,301
           143,436           326,249            146,776          127,845
            (2,255)             (905)            (1,571)          (1,005)
        (1,053,061)         (737,746)          (310,765)        (737,847)
        (2,500,221)       (3,505,847)          (956,950)      (2,965,056)
          (151,108)                -            (18,930)               -
-------------------  ----------------  ----------------- ----------------


        (3,411,506)       (3,221,533)          (875,515)      (2,975,762)
-------------------  ----------------  ----------------- ----------------

        (3,245,888)       (2,779,139)          (832,488)      (2,480,131)





        12,920,903        15,700,042          7,649,722       10,129,853
-------------------  ----------------  ----------------- ----------------

$        9,675,015   $    12,920,903   $      6,817,234  $     7,649,722
===================  ================  ================= ================






     CITISELECT(R) VIP FOLIO 500                 EQUITY-INCOME PORTFOLIO -
             GROWTH PLUS                             INITIAL CLASS
 --------------------------------------  ---------------------------------------
        2000               1999                 2000                1999
        ----               ----                 ----                ----

 $          175,460  $           6,491   $        3,779,199  $        1,879,271
 ------------------- ------------------  ------------------- -------------------


             22,599             27,510              384,901             409,202
              3,997              4,891               64,458              65,771
 ------------------- ------------------  ------------------- -------------------
            148,864            (25,910)           3,329,840           1,404,298
 ------------------- ------------------  ------------------- -------------------




            582,011          1,471,306            8,076,026           2,603,672
            641,742          1,806,867            7,975,750           2,026,849
 ------------------- ------------------  ------------------- -------------------

            (59,731)          (335,561)             100,276             576,823
 ------------------- ------------------  ------------------- -------------------


           (144,044)          (796,269)           2,645,149           2,558,106
           (257,478)          (144,044)           2,129,077           2,645,149
 ------------------- ------------------  ------------------- -------------------

           (113,434)           652,225             (516,072)             87,043
 ------------------- ------------------  ------------------- -------------------


            (24,301)           290,754            2,914,044           2,068,164
 ------------------- ------------------  ------------------- -------------------





             50,644            127,667            1,100,233          10,161,575
             77,914             13,759            1,709,319           3,677,943
               (791)              (346)              (7,958)             (2,341)
           (194,599)          (167,004)          (3,004,129)         (1,941,042)
           (365,186)        (1,300,481)          (5,592,220)         (3,841,512)
                  -                  -             (500,295)             (6,416)
 ------------------- ------------------  ------------------- -------------------


           (432,018)        (1,326,405)          (6,295,050)          8,048,207
 ------------------- ------------------  ------------------- -------------------

           (456,319)        (1,035,651)          (3,381,006)         10,116,371





          2,903,814          3,939,465           48,286,624          38,170,253
 ------------------- ------------------  ------------------- -------------------

 $        2,447,495  $       2,903,814   $       44,905,618  $       48,286,624
 =================== ==================  =================== ===================


8. SCHEDULE OF SEPARATE ACCOUNT FCLIC OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)




                                                                                                        HIGH INCOME PORTFOLIO -
                                                          GROWTH PORTFOLIO - INITIAL CLASS                   INITIAL CLASS
                                                          --------------------------------      -----------------------------------
                                                               2000             1999                  2000                1999
                                                               ----             ----                  ----                ----
INVESTMENT INCOME:
Dividends .............................................   $     7,105,293  $    3,012,597       $      1,136,574       $ 1,329,463
                                                          ---------------- ---------------      -----------------      ------------

EXPENSES:
Insurance charges .....................................           609,307         418,089                131,113           153,033
Administrative fees ...................................            95,482          57,547                 21,721            24,128
                                                          ---------------- ---------------      -----------------      ------------
     Net investment income (loss) .....................         6,400,504       2,536,961                983,740         1,152,302
                                                          ---------------- ---------------      -----------------      ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................         5,017,876       2,759,082              3,604,986         3,242,955
  Cost of investments sold ............................         3,850,445       1,725,615              4,498,698         3,634,743
                                                          ---------------- ---------------      -----------------      ------------

     Net realized gain (loss) .........................         1,167,431       1,033,467               (893,712)         (391,788)
                                                          ---------------- ---------------      -----------------      ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............        16,703,806       5,675,499               (948,706)       (1,181,200)
  Unrealized gain (loss) end of year ..................         1,078,470      16,703,806             (4,691,787)         (948,706)
                                                          ---------------- ---------------      -----------------      ------------

     Net change in unrealized gain (loss) for the
        year ..........................................       (15,625,336)     11,028,307             (3,743,081)          232,494
                                                          ---------------- ---------------      -----------------      ------------

Net increase (decrease) in net assets
     resulting from operations ........................        (8,057,401)     14,598,735             (3,653,053)          993,008
                                                          ---------------- ---------------      -----------------      ------------




UNIT TRANSACTIONS:
Participant purchase payments .........................         2,939,958      18,228,133                417,356         4,701,034
Participant transfers from other Travelers accounts ...         7,895,514      11,223,542                847,873         2,570,198
Administrative charges ................................            (9,457)         (1,512)                (1,819)             (541)
Contract surrenders ...................................        (5,034,318)     (2,186,698)            (1,374,207)         (751,116)
Participant transfers to other Travelers accounts .....        (2,879,116)     (3,170,017)            (2,563,289)       (3,269,800)
Other payments to participants ........................          (147,013)         (9,590)               (86,215)                -
                                                          ---------------- ---------------      -----------------      ------------

   Net increase (decrease) in net assets
     resulting from unit transactions .................         2,765,568      24,083,858             (2,760,301)        3,249,775
                                                          ---------------- ---------------      -----------------      ------------

     Net increase (decrease) in net assets ............        (5,291,833)     38,682,593             (6,413,354)        4,242,783




NET ASSETS:
  Beginning of year ...................................        63,338,283      24,655,690             17,757,181        13,514,398
                                                          ---------------- ---------------      -----------------      ------------

  End of year .........................................   $    58,046,450  $   63,338,283       $     11,343,827       $17,757,181
                                                          ================ ===============      =================      ============






                                                                 OVERSEAS PORTFOLIO
                                                          -------------------------------------
                                                                2000               1999
                                                                ----               ----
INVESTMENT INCOME:
Dividends .............................................   $      1,512,114  $          376,416
                                                          ----------------- -------------------

EXPENSES:
Insurance charges .....................................            123,880              98,733
Administrative fees ...................................             21,232              16,543
                                                          ----------------- -------------------
     Net investment income (loss) .....................          1,367,002             261,140
                                                          ----------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................          1,584,261             979,215
  Cost of investments sold ............................          1,423,001             764,184
                                                          ----------------- -------------------

     Net realized gain (loss) .........................            161,260             215,031
                                                          ----------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ............          3,972,927             186,739
  Unrealized gain (loss) end of year ..................           (605,033)          3,972,927
                                                          ----------------- -------------------

     Net change in unrealized gain (loss) for the
        year ..........................................         (4,577,960)          3,786,188
                                                          ----------------- -------------------

Net increase (decrease) in net assets
     resulting from operations ........................         (3,049,698)          4,262,359
                                                          ----------------- -------------------




UNIT TRANSACTIONS:
Participant purchase payments .........................            600,125           1,679,459
Participant transfers from other Travelers accounts ...            978,978           1,501,568
Administrative charges ................................             (1,409)               (412)
Contract surrenders ...................................         (1,052,807)           (435,512)
Participant transfers to other Travelers accounts .....           (554,452)           (830,756)
Other payments to participants ........................            (72,610)                 59
                                                          ----------------- -------------------

   Net increase (decrease) in net assets
     resulting from unit transactions .................           (102,175)          1,914,406
                                                          ----------------- -------------------

     Net increase (decrease) in net assets ............         (3,151,873)          6,176,765




NET ASSETS:
  Beginning of year ...................................         15,191,985           9,015,220
                                                          ----------------- -------------------

  End of year .........................................   $     12,040,112  $       15,191,985
                                                          ================= ===================




       CONTRAFUND(R) PORTFOLIO -
         SERVICE CLASS 2              CONTRAFUND PORTFOLIO           INDEX 500 PORTFOLIO               COMBINED
      -------------------------    -------------------------    ---------------------------  ---------------------------
         2000         1999            2000         1999            2000            1999            2000          1999
         ----         ----            ----         ----            ----            ----            ----          ----

      $         -  $         -     $ 6,529,482  $ 1,092,861     $ 1,541,507    $   1,026,012   $ 45,131,914  $ 16,344,865
      ------------ ------------    ------------ ------------    ------------   --------------  ------------- -------------


            7,959            -         450,481      353,880         928,051          788,058      7,313,069     5,083,178
              969            -          72,234       51,745         149,964          117,287      1,161,734       766,928
      ------------ ------------    ------------ ------------    ------------   --------------  ------------- -------------
           (8,928)           -       6,006,767      687,236         463,492          120,667     36,657,111    10,494,759
      ------------ ------------    ------------ ------------    ------------   --------------  ------------- -------------




           90,117            -       4,306,706    2,064,223       8,078,101        3,294,607     89,134,035    56,901,596
           92,460            -       3,564,784    1,299,982       5,621,619        1,907,851     77,939,430    48,013,179
      ------------ ------------    ------------ ------------    ------------   --------------  ------------- -------------

           (2,343)           -         741,922      764,241       2,456,482        1,386,756     11,194,605     8,888,417
      ------------ ------------    ------------ ------------    ------------   --------------  ------------- -------------


                -            -      11,345,750    4,406,510      24,366,804       10,606,814    158,718,283    46,614,364
          (82,707)           -         670,575   11,345,750      10,619,216       24,366,804     32,300,046   158,718,283
      ------------ ------------    ------------ ------------    ------------   --------------  ------------- -------------

          (82,707)           -     (10,675,175)   6,939,240     (13,747,588)      13,759,990   (126,418,237)  112,103,919
      ------------ ------------    ------------ ------------    ------------   --------------  ------------- -------------


          (93,978)           -      (3,926,486)   8,390,717     (10,827,614)      15,267,413    (78,566,521)  131,487,095
      ------------ ------------    ------------ ------------    ------------   --------------  ------------- -------------





        1,421,308            -       2,151,317   13,297,289       3,804,953       27,076,837     87,888,130   184,873,080
          385,542            -       3,484,119    7,924,475       6,459,311       13,160,583    119,498,334   105,081,048
              (40)           -          (7,839)      (1,770)        (15,359)          (3,113)      (138,429)      (23,018)
          (23,307)           -      (2,492,026)  (1,453,611)     (5,580,127)      (3,543,634)   (48,637,215)  (25,342,999)
          (24,971)           -      (2,989,240)  (2,935,986)     (5,172,919)      (4,206,368)   (57,194,489)  (57,356,696)
                -            -        (126,531)          80        (823,159)         (41,646)    (4,403,060)     (187,103)
      ------------ ------------    ------------ ------------    ------------   --------------  ------------- -------------


        1,758,532            -          19,800   16,830,477      (1,327,300)      32,442,659     97,013,271   207,044,312
      ------------ ------------    ------------ ------------    ------------   --------------  ------------- -------------

        1,664,554            -      (3,906,686)  25,221,194     (12,154,914)      47,710,072     18,446,750   338,531,407





                -            -      50,664,841   25,443,647     106,300,897       58,590,825    741,715,317   403,183,910
      ------------ ------------    ------------ ------------    ------------   --------------  ------------- -------------

      $ 1,664,554  $         -     $46,758,155  $50,664,841     $94,145,983    $ 106,300,897   $760,162,067  $741,715,317
      ============ ============    ============ ============    ============   ==============  ============= =============

9.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999



                                                    HIGH YIELD BOND TRUST               MONEY MARKET PORTFOLIO
                                              --------------------------------  ------------------------------------
                                                   2000            1999               2000               1999
                                                   ----            ----               ----               ----

Accumulation units beginning of year .......         229,710                -             325,542                 -
Accumulation units purchased and
   transferred from other Travelers accounts         617,301          259,805           2,553,613           732,053
Accumulation units redeemed and
   transferred to other Travelers accounts .         (49,569)         (30,095)         (1,073,074)         (406,511)
                                              --------------- ----------------  ------------------ -----------------
Accumulation units end of year .............         797,442          229,710           1,806,081           325,542
                                              =============== ================  ================== =================

                                                       AIM V.I. GOVERNMENT           AIM V.I. GROWTH AND INCOME
                                                          SECURITIES FUND                      FUND
                                              --------------------------------  ------------------------------------
                                                   2000            1999               2000               1999
                                                   ----            ----               ----               ----

Accumulation units beginning of year .......      12,533,453        8,085,334          19,602,035        12,751,057
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................       1,108,039        7,884,398           2,322,138         8,516,617
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................      (2,364,568)      (3,436,279)         (1,953,621)       (1,665,639)
                                              --------------- ----------------  ------------------ -----------------
Accumulation units end of year .............      11,276,924       12,533,453          19,970,552        19,602,035
                                              =============== ================  ================== =================

                                                   AIM V.I. INTERNATIONAL
                                                         EQUITY FUND                   AIM V.I. VALUE FUND
                                              --------------------------------  ------------------------------------
                                                   2000            1999               2000               1999
                                                   ----            ----               ----               ----

Accumulation units beginning of year .......      14,833,051       11,552,636          32,786,355        17,350,727
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................       3,540,771        4,270,626          10,374,994        18,418,781
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................      (1,786,077)        (990,211)         (3,926,918)       (2,983,153)
                                              --------------- ----------------  ------------------ -----------------
Accumulation units end of year .............      16,587,745       14,833,051          39,234,431        32,786,355
                                              =============== ================  ================== =================

                                                                                     SELECT GROWTH AND INCOME
                                                SELECT GOVERNMENT PORTFOLIO                PORTFOLIO
                                              --------------------------------  ------------------------------------
                                                   2000            1999               2000               1999
                                                   ----            ----               ----               ----

Accumulation units beginning of year .......         118,578                -             481,693                 -
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................         988,142          118,739           1,594,241           486,199
Accumulation units redeemed and
   transferred to other Travelers ..........
   accounts                                          (49,513)            (161)           (407,792)           (4,506)
                                              --------------- ----------------  ------------------ -----------------
Accumulation units end of year .............       1,057,207          118,578           1,668,142           481,693
                                              =============== ================  ================== =================



                                                       AIM V.I. CAPITAL
                                                       APPRECIATION FUND
                                              ---------------------------------
                                                   2000             1999
                                                   ----             ----

Accumulation units beginning of year .......      13,110,720        12,795,979
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................       2,382,750         2,339,199
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................      (1,167,803)       (2,024,458)
                                              --------------- -----------------
Accumulation units end of year .............      14,325,667        13,110,720
                                              =============== =================


                                                   AIM V.I. GROWTH FUND
                                              ---------------------------------
                                                   2000             1999
                                                   ----             ----

Accumulation units beginning of year .......       8,473,697         4,344,808
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................       2,636,432         5,504,570
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................      (1,075,825)       (1,375,681)
                                              --------------- -----------------
Accumulation units end of year .............      10,034,304         8,473,697
                                              =============== =================


                                               TECHNOLOGY PORTFOLIO - CLASS B
                                              ---------------------------------
                                                   2000             1999
                                                   ----             ----

Accumulation units beginning of year .......               -                 -
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................       4,645,882                 -
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................         (89,883)                -
                                              --------------- -----------------
Accumulation units end of year ............        4,555,999                 -
                                              =============== =================


                                                  SELECT GROWTH PORTFOLIO
                                              ---------------------------------
                                                   2000             1999
                                                   ----             ----

Accumulation units beginning of year ......        1,085,790                 -
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................       3,152,349         1,094,566
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................        (839,288)           (8,776)
                                              --------------- -----------------
Accumulation units end of year .............       3,398,851         1,085,790
                                              =============== =================

9.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)





                                                   SELECT MID CAP PORTFOLIO             SELECT SMALL CAP PORTFOLIO
                                              -----------------------------------  ------------------------------------
                                                   2000              1999               2000                1999
                                                   ----              ----               ----                ----

Accumulation units beginning of year .......         395,924                   -           535,119                   -
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................       1,494,602             397,395         1,409,181             536,913
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................        (152,814)             (1,471)         (192,037)             (1,794)
                                              --------------- -------------------  ----------------    ----------------
Accumulation units end of year .............       1,737,712             395,924         1,752,263             535,119
                                              =============== ===================  ================    ================

                                                   TEMPLETON INTERNATIONAL              EQUITY INDEX PORTFOLIO -
                                                  SECURITIES FUND - CLASS 2                 CLASS II SHARES
                                              -----------------------------------  ------------------------------------
                                                   2000              1999               2000                1999
                                                   ----              ----               ----                ----

Accumulation units beginning of year .......       1,695,046                   -           653,333                   -
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................       5,321,292           1,832,533         1,808,271             664,383
Accumulation units redeemed and
   transferred to other Travelers
   accounts ................................        (636,034)           (137,487)         (146,792)            (11,050)
                                              --------------- -------------------  ----------------    ----------------
Accumulation units end of year .............       6,380,304           1,695,046         2,314,812             653,333
                                              =============== ===================  ================    ================


                                                  MFS EMERGING GROWTH SERIES          MFS GLOBAL GOVERNMENTS SERIES
                                              -----------------------------------  ------------------------------------
                                                   2000              1999               2000                1999
                                                   ----              ----               ----                ----

Accumulation units beginning of year .......      24,053,666          18,253,621         1,922,197           1,906,433
Accumulation units purchased and
   transferred from other Travelers
   accounts ................................       5,856,238           7,394,393           237,758             375,207
Accumulation units redeemed and
   transferred to other Travelers
   accounts.................................      (2,474,556)         (1,594,348)         (455,311)           (359,443)
                                              --------------- -------------------  ----------------    ----------------
Accumulation units end of year .............      27,435,348          24,053,666         1,704,644           1,922,197
                                              =============== ===================  ================    ================


                                                      MFS RESEARCH SERIES                MFS TOTAL RETURN SERIES
                                              -----------------------------------  ------------------------------------
                                                   2000              1999               2000                1999
                                                   ----              ----               ----                ----

Accumulation units beginning of year .......      21,496,354          18,835,706        24,171,408          16,554,133
Accumulation units purchased and
   transferred from other Travelers
   accounts ...............................        1,378,323           4,549,221         1,888,153          10,418,354
Accumulation units redeemed and
   transferred to other Travelers
   accounts ...............................       (2,104,379)         (1,888,573)       (4,103,761)         (2,801,079)
                                              --------------- -------------------  ----------------    ----------------
Accumulation units end of year ............       20,770,298          21,496,354        21,955,800          24,171,408
                                              =============== ===================  ================    ================




                                                  FRANKLIN SMALL CAP FUND -
                                                            CLASS 2
                                               -----------------------------
                                                     2000           1999
                                                     ----           ----

Accumulation units beginning of year ......             610,331           -
Accumulation units purchased and
   transferred from other Travelers
   accounts ...............................           3,758,575     614,224
Accumulation units redeemed and
   transferred to other Travelers
   accounts ...............................          (1,809,184)     (3,893)
                                               ----------------- -----------
Accumulation units end of year ............           2,559,722     610,331
                                               ================= ===========


                                                        MFS BOND SERIES
                                               -----------------------------
                                                     2000           1999
                                                     ----           ----

Accumulation units beginning of year ......           7,365,985   4,592,230
Accumulation units purchased and
   transferred from other Travelers
   accounts ...............................             611,108   5,070,059
Accumulation units redeemed and
   transferred to other Travelers
   accounts ...............................          (1,289,259) (2,296,304)
                                               ----------------- -----------
Accumulation units end of year ............           6,687,834   7,365,985
                                               ================= ===========


                                                  MFS MONEY MARKET SERIES
                                               -----------------------------
                                                     2000           1999
                                                     ----           ----

Accumulation units beginning of year ......           7,585,258   7,130,698
Accumulation units purchased and
   transferred from other Travelers
   accounts ...............................           4,429,718   6,250,514
Accumulation units redeemed and
   transferred to other Travelers
   accounts ...............................          (4,861,045) (5,795,954)
                                               ----------------- -----------
Accumulation units end of year ............           7,153,931   7,585,258
                                               ================= ===========


                                                     TOTAL RETURN FUND
                                               -----------------------------
                                                     2000           1999
                                                     ----           ----

Accumulation units beginning of year ......           2,312,186           -
Accumulation units purchased and
   transferred from other Travelers
   accounts ...............................           2,363,653   2,583,478
Accumulation units redeemed and
   transferred to other Travelers
   accounts ...............................            (516,326)   (271,292)
                                               ----------------- -----------
Accumulation units end of year ............           4,159,513   2,312,186
                                               ================= ===========


9.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                     CAPITAL FUND                   HIGH YIELD BOND FUND
                                            -------------------------------   ---------------------------------
                                                 2000            1999              2000             1999
                                                 ----            ----              ----             ----

Accumulation units beginning of year .....       5,371,395               -            720,019                -
Accumulation units purchased and
   transferred from other Travelers
   accounts ..............................       6,840,262       5,790,652            880,119          804,216
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..............................      (1,211,909)       (419,257)          (160,869)         (84,197)
                                            --------------- ---------------   ---------------- ----------------
Accumulation units end of year ...........      10,999,748       5,371,395          1,439,269          720,019
                                            =============== ===============   ================ ================


                                                EQUITY INCOME PORTFOLIO              LARGE CAP PORTFOLIO
                                            -------------------------------   ---------------------------------
                                                 2000            1999              2000             1999
                                                 ----            ----              ----             ----

Accumulation units beginning of year .....               -               -          8,172,389                -
Accumulation units purchased and
   transferred from other Travelers
   accounts ..............................         871,293               -         11,243,180        8,573,590
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..............................          (5,858)              -         (1,335,347)        (401,201)
                                            --------------- ---------------   ---------------- ----------------
Accumulation units end of year ...........         865,435               -         18,080,222        8,172,389
                                            =============== ===============   ================ ================


                                              MFS MID CAP GROWTH PORTFOLIO          MFS RESEARCH PORTFOLIO
                                            -------------------------------   ---------------------------------
                                                 2000            1999              2000             1999
                                                 ----            ----              ----             ----

Accumulation units beginning of year .....       1,542,218               -          3,145,553                -
Accumulation units purchased and
   transferred from other Travelers
   accounts ..............................       4,945,195       1,564,871          3,402,723        3,217,864
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..............................        (417,174)        (22,653)          (439,551)         (72,311)
                                            --------------- ---------------   ---------------- ----------------
Accumulation units end of year ...........       6,070,239       1,542,218          6,108,725        3,145,553
                                            =============== ===============   ================ ================

                                                AIM CAPITAL APPRECIATION
                                                       PORTFOLIO                 MFS TOTAL RETURN PORTFOLIO
                                            -------------------------------   ---------------------------------
                                                 2000            1999              2000             1999
                                                 ----            ----              ----             ----

Accumulation units beginning of year .....       3,443,558               -          4,154,044                -
Accumulation units purchased and
   transferred from other Travelers
   accounts ..............................       8,635,043       3,747,365          4,506,341        4,667,906
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..............................      (1,024,805)       (303,807)          (698,451)        (513,862)
                                            --------------- ---------------   ---------------- ----------------
Accumulation units end of year ...........      11,053,796       3,443,558          7,961,934        4,154,044
                                            =============== ===============   ================ ================





                                                     INVESTORS FUND
                                             -------------------------------
                                                  2000            1999
                                                  ----            ----

Accumulation units beginning of year .....        5,822,883               -
Accumulation units purchased and
   transferred from other Travelers
   accounts ..............................        5,144,499       6,048,424
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..............................         (748,536)       (225,541)
                                             --------------- ---------------
Accumulation units end of year ...........       10,218,846       5,822,883
                                             =============== ===============


                                              MFS EMERGING GROWTH PORTFOLIO
                                             -------------------------------
                                                  2000            1999
                                                  ----            ----

Accumulation units beginning of year .....                -               -
Accumulation units purchased and
   transferred from other Travelers
   accounts ..............................        3,160,193               -
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..............................          (69,393)              -
                                             --------------- ---------------
Accumulation units end of year ...........        3,090,800               -
                                             =============== ===============


                                             TRAVELERS QUALITY BOND PORTFOLIO
                                             -------------------------------
                                                  2000            1999
                                                  ----            ----

Accumulation units beginning of year .....        1,879,153               -
Accumulation units purchased and
   transferred from other Travelers
   accounts ..............................        2,466,555       1,913,877
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..............................         (476,771)        (34,724)
                                             --------------- ---------------
Accumulation units end of year ...........        3,868,937       1,879,153
                                             =============== ===============

                                               PUTNAM DIVERSIFIED INCOME
                                                        PORTFOLIO
                                             -------------------------------
                                                  2000            1999
                                                  ----            ----

Accumulation units beginning of year .....          976,461               -
Accumulation units purchased and
   transferred from other Travelers
   accounts ..............................          740,095       1,020,077
Accumulation units redeemed and
   transferred to other Travelers
   accounts ..............................         (310,542)        (43,616)
                                             --------------- ---------------
Accumulation units end of year ...........        1,406,014         976,461
                                             =============== ===============

9.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)




                                           CITIFUNDS SMALL CAP GROWTH VIP    CITISELECT(R) VIP FOLIO 200
                                                     PORTFOLIO                   CONSERVATIVE
                                          -------------------------------  ------------------------------
                                             2000            1999             2000            1999
                                             ----            ----             ----            ----
Accumulation units beginning of year ...   2,146,752           1,427,895     7,332,610         8,486,948
Accumulation units purchased and
   transferred from other Travelers
   accounts ............................     936,011           1,168,149       457,122         1,014,338
Accumulation units redeemed and
   transferred to other Travelers
   accounts ............................    (318,492)           (449,292)   (2,016,932)       (2,168,676)
                                          ----------- -------------------  ------------ -----------------
Accumulation units end of year .........   2,764,271           2,146,752     5,772,800         7,332,610
                                          =========== ===================  ============ =================

                                              CITISELECT(R) VIP FOLIO       CITISELECT(R) VIP FOLIO 500
                                                    400 GROWTH                     GROWTH PLUS
                                          -------------------------------  ------------------------------
                                             2000            1999             2000            1999
                                             ----            ----             ----            ----

Accumulation units beginning of year ...   6,465,238           9,177,903     2,388,242         3,582,943
Accumulation units purchased and
   transferred from other Travelers
   accounts ............................     356,117             666,277       109,447           129,863
Accumulation units redeemed and
   transferred to other Travelers
   accounts ............................  (1,076,832)         (3,378,942)     (460,294)       (1,324,564)
                                          ----------- -------------------- ------------ -----------------
Accumulation units end of year .........   5,744,523           6,465,238     2,037,395         2,388,242
                                          =========== ==================== ============ =================

                                                                               HIGH INCOME PORTFOLIO -
                                          GROWTH PORTFOLIO - INITIAL CLASS          INITIAL CLASS
                                          -------------------------------- ------------------------------
                                             2000            1999             2000            1999
                                             ----            ----             ----            ----

Accumulation units beginning of year ...  18,799,765           9,909,800    15,410,664        12,550,649
Accumulation units purchased and
   transferred from other Travelers
   accounts ............................   3,176,931          10,767,027     1,178,424         6,405,006
Accumulation units redeemed and
   transferred to other Travelers
   accounts ............................  (2,410,087)         (1,877,062)   (3,753,086)       (3,544,991)
                                          ----------- -------------------- ------------ -----------------
Accumulation units end of year .........  19,566,609          18,799,765    12,836,002        15,410,664
                                          =========== ==================== ============ =================

                                             CONTRAFUND(R) PORTFOLIO -
                                                SERVICE  CLASS 2                  CONTRAFUND PORTFOLIO
                                          -------------------------------- ------------------------------
                                             2000            1999             2000            1999
                                             ----            ----             ----            ----

Accumulation units beginning of year               -                   -    26,578,157        16,364,907
Accumulation units purchased and
   transferred from other Travelers
   accounts ............................   1,831,557                   -     2,988,534        12,809,117
Accumulation units redeemed and
   transferred to other Travelers
   accounts ............................     (51,665)                  -    (3,022,540)       (2,595,867)
                                          ----------- -------------------- ------------ -----------------
Accumulation units end of year .........   1,779,892                   -    26,544,151        26,578,157
                                          =========== ==================== ============ =================





                                             CITISELECT(R) VIP FOLIO 300
                                                    BALANCED
                                           ------------------------------
                                                 2000           1999
                                                 ----           ----
Accumulation units beginning of year ...         10,977,139   13,798,133
Accumulation units purchased and
   transferred from other Travelers
   accounts ............................            261,265      939,872
Accumulation units redeemed and
   transferred to other Travelers
   accounts ............................         (3,130,389)  (3,760,866)
                                           ----------------- ------------
Accumulation units end of year .........          8,108,015   10,977,139
                                           ================= ============

                                              EQUITY - INCOME PORTFOLIO -
                                                    INITIAL CLASS
                                           ------------------------------
                                                 2000           1999
                                                 ----           ----

Accumulation units beginning of year ...         34,203,373   28,420,677
Accumulation units purchased and
   transferred from other Travelers
   accounts ............................          2,077,403    9,927,853
Accumulation units redeemed and
   transferred to other Travelers
   accounts ............................         (6,625,872)  (4,145,157)
                                           ----------------- ------------
Accumulation units end of year .........         29,654,904   34,203,373
                                           ================= ============


                                                 OVERSEAS PORTFOLIO
                                           ------------------------------
                                                 2000           1999
                                                 ----           ----

Accumulation units beginning of year ...          8,886,015    7,439,269
Accumulation units purchased and
   transferred from other Travelers
   accounts ............................          1,005,754    2,362,929
Accumulation units redeemed and
   transferred to other Travelers
   accounts ............................         (1,091,548)    (916,183)
                                           ----------------- ------------
Accumulation units end of year .........          8,800,221    8,886,015
                                           ================= ============

                                                INDEX 500 PORTFOLIO
                                           ------------------------------
                                                 2000           1999
                                                 ----           ----

Accumulation units beginning of year             56,990,077   37,349,984
Accumulation units purchased and
   transferred from other Travelers
   accounts ............................          5,630,212   24,204,726
Accumulation units redeemed and
   transferred to other Travelers
   accounts ............................         (6,406,938)  (4,564,633)
                                           ----------------- ------------
Accumulation units end of year .........         56,213,351   56,990,077
                                           ================= ============


9.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)






                                                                     COMBINED
                                           -------------------------------------------------------------
                                                   2000                                  1999
                                                   ----                                  ----

Accumulation units beginning of year ....           421,783,136                             282,662,470
Accumulation units purchased and
   transferred from other Travelers
   accounts .............................           139,317,799                             198,056,226
Accumulation units redeemed and
   transferred to other Travelers
   accounts .............................           (70,789,310)                            (58,935,560)
                                           ---------------------                ------------------------
Accumulation units end of year ..........           490,311,625                             421,783,136
                                           =====================                ========================

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of First Citicorp Life Insurance Company and
Owners of Variable Annuity Contracts of First Citicorp Life Variable Annuity Separate Account:


We have audited the accompanying statement of assets and liabilities of First Citicorp Life Variable Annuity Separate Account (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2000, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 2000, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                             /s/  KPMG LLP

Hartford, Connecticut
February 15, 2001

                       This page intentionally left blank

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut




This report is prepared for the general information of contract owners and is not an offer of units of First Citicorp Life Variable Annuity Separate Account or shares of Separate Account FCLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for First Citicorp Life Variable Annuity Separate Account product(s) offered by First Citicorp Life Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





















FCLIC (Annual) (12-00) Printed in U.S.A.

                      FIRST CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2000 and 1999

                      First Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                Table of Contents



                                                                          PAGE

Independent Auditors' Report                                                1

Financial Statements:

         Balance Sheets - December 31, 2000 and 1999                        2

         Statements of Operations for the years ended
            December 31, 2000 and 1999                                      3

         Statements of Changes in Capital and Surplus
            for the years ended December 31, 2000 and 1999                  3

         Statements of Cash Flows for the years ended
            December 31, 2000 and 1999                                      4

Notes to Financial Statements                                            5-13

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2000                             14-17

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
First Citicorp Life Insurance Company:


We have audited the accompanying balance sheets (statutory basis) of First Citicorp Life Insurance Company as of December 31, 2000 and 1999, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis) and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 2 to the statutory financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effect on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of First Citicorp Life Insurance Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of First Citicorp Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended on the basis of accounting as described in note 2.

Our audit was made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedule of Selected Financial Data From Annual Statement is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                       /s/KPMG LLP
     April 25, 2001

                      FIRST CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, in thousands)                                      2000                   1999
                                                                    ----                   ----

Assets
       Bonds (fair value $385,031; $415,519)                        $381,045              $431,253
       Mortgage loans on real estate                                      --                   432
       Cash and Short-term investments                                10,979                30,691
       Other invested assets                                           6,473                    --
                                                             ---------------      ----------------

Total cash and invested assets                                       398,497               462,376

       Separate accounts                                             760,536               741,737
       Investment income due and accrued                               3,716                 5,412
       Federal income tax recoverable                                  3,991                 1,710
       Other assets                                                      137                    83
                                                             ---------------      ----------------
Total assets                                                      $1,166,877            $1,211,318
                                                             ===============      ================

Liabilities
       Aggregate reserves                                           $374,317              $442,395
       Policy and contract claims                                      1,088                 1,118
       Separate accounts                                             760,536               741,737
       Other liabilities                                              (4,541)               (7,227)
                                                             ----------------     -----------------
Total Liabilities                                                  1,131,400             1,178,023
                                                             ---------------      ----------------
Capital and Surplus

       Common capital stock ($5 par value, 400 shares
       authorized, issued and outstanding)                             2,000                 2,000
       Gross paid-in and contributed surplus                          42,000                32,000
       Unassigned deficit                                             (8,523)                 (705)
                                                             ---------------      -----------------
Total capital and surplus                                             35,477                33,295
                                                             ---------------      ----------------
Total liabilities and capital and surplus                         $1,166,877            $1,211,318
                                                             ===============      ================


                   See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2000                   1999
                                                                        ----                   ----
Revenues
       Premiums and deposit-type funds                                  $153,000              $331,404
       Net investment income                                              27,796                28,517
       Other revenues                                                      9,874                 7,134
                                                                 ---------------      ----------------

           Total revenues                                                190,670               367,055
                                                                 ---------------      ----------------

Benefits and expenses
       Current and future insurance benefits                              75,576               144,147
       Net transfers to separate accounts                                 97,086               204,574
       Commissions                                                         9,734                21,108
       Other insurance and corporate expenses                              4,669                 8,481
                                                                 ---------------      ----------------

           Total benefits and expenses                                   187,065               378,310
                                                                 ---------------      ----------------

Net gain (loss) from operations before federal income taxes                3,605              (11,255)

Federal income tax (benefit) incurred                                      1,645               (5,317)
                                                                 ---------------      ----------------

Net gain (loss) from operations after federal income taxes and
before realized capital losses                                             1,960               (5,938)

Net realized capital losses                                              (6,112)               (2,088)
                                                                 ---------------      ----------------

Net loss                                                                $(4,152)              $(8,026)
                                                                 ===============      ================


         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2000                   1999
                                                                        ----                   ----
Capital and surplus - December 31, previous year                         $33,295               $40,694

       Net loss                                                          (4,152)                (8,026)
       Net unrealized capital gains or (losses)                              (3)                    --
       Change in non-admitted assets and related items                   (4,455)                    --
       Change in asset valuation reserve                                     792                   627
       Additional paid in surplus                                         10,000                    --
                                                                 ---------------      ----------------

           Net change in capital and surplus for the year                  2,182                (7,399)
                                                                 ---------------      -----------------

Capital and surplus - December 31, current year                          $35,477               $33,295
                                                                 ===============      ================


                   See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)


(For the year ended December 31, in thousands)                          2000                   1999
                                                                        ----                   ----
Cash from Operations
       Premiums and other considerations                                $153,000              $331,404
       Investment income received, net                                    30,442                27,844
       Other income received                                              11,258                 6,959
                                                                 ---------------      ----------------

           Total revenues received                                       194,700               366,207
                                                                 ---------------      ----------------

       Benefits paid                                                     143,684                79,869
       Net transfers to separate accounts                                 97,606               207,462
       Federal income taxes paid (refund)                                  1,500               (2,874)
       Commissions                                                         9,734                20,546
       Other expenses                                                      5,219                 7,860
                                                                 ---------------      ----------------

           Total benefits and expenses paid                              257,743               312,863
                                                                 ---------------      ----------------

Net cash provided by (used in) operations                               (63,043)                53,344
                                                                 ---------------      ----------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             287,782               296,292
       Mortgage loans                                                        432                   172
       Other                                                                   3                     -
                                                                 ---------------      ----------------

           Total investment proceeds                                     288,217               296,464
                                                                 ---------------      ----------------

    Cost of investments acquired
       Bonds                                                             252,676               353,086
                                                                 ---------------      ----------------


Net cash provided by (used in) investments                                35,541              (56,621)
                                                                 ---------------      ----------------

Cash from Financing and Miscellaneous Sources
    Cash provided
       Surplus notes, capital and surplus                                 10,000                     -
       Other cash provided                                                 7,104                 3,530
                                                                 ---------------      ----------------

           Total                                                          17,104                 3,530
                                                                 ---------------      ----------------

    Other cash applied                                                     9,314                   892
                                                                 ---------------      ----------------

Net cash provided by financing and miscellaneous sources                   7,790                 2,638
                                                                 ---------------      ----------------

Net change in cash and short-term investments                           (19,712)                 (639)

Cash and short-term investments, beginning of year                        30,691                31,330
                                                                 ---------------      ----------------

Cash and short-term investments, end of year                             $10,979               $30,691
                                                                 ===============      ================


                   See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

1.   Organization

First Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citicorp Life Insurance Company (CLIC), which is an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The Company is a New York domiciled life and health company with licenses in New York, Arizona, Connecticut and Delaware. The Company principally writes credit and group life insurance and accident and health insurance products, single premium deferred annuities, and variable annuities. In 1998 the Company entered into third party reinsurance agreements to cede all risk on ordinary life, group life and accident & health insurance.


2.   Summary of Significant Accounting Policies

Basis of presentation

The Company prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of New York Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of permitted accounting practices on the statutory surplus of the Company is not material.

The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC issued a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. The State of New York will require that, effective January 1, 2001, insurance companies domiciled in New York prepare their statutory basis financial statements in accordance with the revised Manual subject to the deviations prescribed or permitted by the New York insurance commissioner. The Company has determined that the impact of this change on its statutory capital and surplus is not material.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2.  Summary of Significant Accounting Policies (continued)

Certain prior year amounts have been reclassified to conform to the 2000 presentation.

Investments

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are carried at amortized cost, except bonds that are in or near default which are carried at the lower of amortized cost or NAIC value. Amortization is calculated using a constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based on actual historical and projected future cash flows which are obtained from a widely-accepted securities data provider.

Short-term investments are carried at amortized cost.

Derivative Financial Instruments

The Company uses derivative financial instruments, interest rate swaps and forward contracts as a means of hedging exposure to foreign currency and interest rate risk. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

Investment gains and losses

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2000 and 1999, the AVR, which is included in other liabilities, was insignificant. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. The IMR at December 31, 2000 was in a negative position at $(4.3) million and considered a non-admitted asset. The balance of the IMR at December 31, 1999 was insignificant.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2.   Summary of Significant Accounting Policies (continued)


Aggregate reserves

Benefit reserves for individual annuity products have been computed based upon mortality and interest assumptions applicable to these coverages. Interest rates range from 5.25% to 7.00%, and mortality assumptions reflect standards prescribed by state regulatory authorities.

Future policy benefits on accident and health insurance are based on unearned premiums computed on a pro rata basis. The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

Premiums and deposit-type funds

Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods. Deposit-type funds are recognized as revenue when received.

Separate accounts

The separate account assets and liabilities represent segregated funds administered and invested by the company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at market value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.


3.   Capital and Surplus and Dividend Restrictions

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in the state of domicile. Statutory surplus is not available in 2001 for dividends to CLIC without prior approval. The Company did not pay any dividends in 2000 or 1999.

The state of New York utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2000, the Company had adjusted capital in excess of amounts requiring any regulatory action.

Effective January 1, 2001, the Company will prepare its statutory basis financial statements in accordance with the revised Manual subject to the deviations prescribed or permitted by the New York insurance commissioner (see
Note 2, Summary of Significant Accounting Policies, Basis of Presentation). The Company has estimated that the impact of this change on statutory capital and surplus will not be significant.

In 2000, CLIC contributed $10 million as additional paid in capital.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.   Investments

Bonds
---------------------------------------------------------------------------------------------------------
Bonds by investment type
                                                                 Gross            Gross
                                           Statement        Unrealized       Unrealized              Fair
(in thousands)                                 Value             Gains           Losses             Value
---------------------------------------------------------------------------------------------------------
December 31, 2000
U.S. government agencies
    and authorities                         $55,164              $798            $(23)           $55,939
Special revenue and special
     assessment obligations                  109,007             2,434            (145)           111,296
Public utilities                               3,009                --             (49)             2,960
Industrial and miscellaneous                 213,865             3,468          (2,497)           214,836
---------------------------------------------------------------------------------------------------------
            Total Bonds                     $381,045            $6,700         $(2,714)          $385,031
---------------------------------------------------------------------------------------------------------
December 31, 1999
U.S. government agencies
     and authorities                         $55,081               $79         $(1,680)           $53,480
Special revenue and special
     assessment obligations                  111,373                --          (3,412)           107,961
Public utilities                               9,130                --            (184)             8,946
Industrial and miscellaneous                 255,669             2,090         (12,627)           245,132
---------------------------------------------------------------------------------------------------------
            Total Bonds                     $431,253            $2,169        $(17,903)          $415,519
---------------------------------------------------------------------------------------------------------

Fair values are based upon quoted market prices or, if quoted prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

---------------------------------------------------------------------------------------------------------
Maturity Distribution
                                                             Statement                               Fair
(in thousands)                                                   Value                              Value
---------------------------------------------------------------------------------------------------------
One year or less                                               $40,579                            $40,582
Over 1 year through 5 years                                    146,761                            147,787
Over 5 years through 10 years                                  105,860                            107,357
Over 10 years                                                   87,845                             89,305
---------------------------------------------------------------------------------------------------------
                                                              $381,045                           $385,031
---------------------------------------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $287.8 million and $296.3 million during 2000 and 1999, respectively. Gross gains of $1.7 million and $.6 million in 2000 and 1999, respectively, and gross losses of $9.8 million and $6.2 million in 2000 and 1999, respectively, were realized on those sales.

                     FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.   Investments (continued)

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2000 and 1999, the Company held CMOs with a fair value of $46.1 million and $24.2 million, respectively. As of December 31, 2000 and 1999, approximately 48% and 57%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $115.3 million and $108.5 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2000 and 1999, respectively. The Company also held $55.1 million and $68.0 million of securities that are backed primarily by credit card or car loan receivables at December 31, 2000 and 1999, respectively.

Mortgage loans on real estate

Investments in mortgage loans were purchased from Citicorp Mortgage, Inc. (CMI), an affiliate, pursuant to a Mortgage Loan Purchase and Sale Agreement. In the event of default by the borrower, CMI has agreed to take back the related loans at current book value. During 2000, these mortgages were sold back to CMI at book value, which approximates fair value. There are no mortgage loans outstanding at December 31, 2000.

Concentrations

Included in bonds is a concentration in medium and lower quality assets totaling $9.9 million and $9.8 million at December 31, 2000 and 1999, respectively. The Company defines medium and lower quality assets in accordance with NAIC guidelines.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

                     FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

5.   Liabilities Subject to Discretionary Withdrawal

At December 31, 2000, the Company had $1.1 billion of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $6 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $261 million are surrenderable at book value less surrender charges of 5% or more, $745 million are surrenderable at market value and $107 million are surrenderable without charge.

6.   Reinsurance

The Company has assumed insurance from other companies in areas where the Company had or has limited authority to write business. Normally, a commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

        (in thousands)
        --------------------------------------------------------
        Premiums                          2000            1999
        --------------------------------------------------------

         Direct                        $ 4,302            $5,500
         Assumed                           493               775
         Ceded                           2,518             3,656
        --------------------------------------------------------
        Total Net Premiums             $ 2,277            $2,619
        --------------------------------------------------------

        Balance sheet impact:
         Aggregate reserves
           Assumed                     $    31            $   47
           Ceded                       $ 1,269            $1,366
        --------------------------------------------------------

        Life insurance in force:
           Assumed                    $ 34,196           $39,478
           Ceded                      $209,689          $240,751
        --------------------------------------------------------

                     FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.   Taxes

---------------------------------------------------------------------------------------------------------------
      (in thousands)                                                                     2000             1999
---------------------------------------------------------------------------------------------------------------
      Net gain (loss) from operations before federal income taxes                      $3,605         $(11,255)
      Statutory tax rate                                                                  35%               35%
---------------------------------------------------------------------------------------------------------------
      Expected tax                                                                      1,262           (3,939)
      Tax effect of:
      Other investment income                                                              24               --
      Benefit, reinsurance and other reserves                                             792               82
      Deferred acquisition costs                                                         (484)             877
      Other                                                                                51           (2,337)
---------------------------------------------------------------------------------------------------------------
      Federal income taxes incurred (benefit)                                          $1,645          $(5,317)
---------------------------------------------------------------------------------------------------------------
      Effective tax rate                                                                  46%               47%
---------------------------------------------------------------------------------------------------------------

The Company's Federal income tax return is consolidated with its parent CLIC. The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.


8.   Related Party Transactions

The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses incurred under such agreements were insignificant in 2000 and 1999.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business.

9.   Derivative Financial Instruments and Fair Value of Financial Instruments

Derivative Financial Instruments

The Company uses derivative financial instruments, including interest rate swaps and forward contracts as a means of hedging exposure to foreign currency and interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

                     FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

9. Derivative Financial Instruments and Fair Value of Financial Instruments (continued)

These derivative financial instruments have off-balance-sheet risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that results from direct currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts to exchange foreign currency for U.S. dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date, the Company must purchase the foreign currency necessary to settle the contracts.

Forward contracts and interest rate swaps were not significant at December 31, 2000 and 1999. The off-balance sheet risk of these financial instruments was not material at December 31, 2000 or 1999.

Financial Instruments with off-balance sheet risk

The Company uses various financial instruments in the normal course of its business.

Fair Value of Certain Financial Instruments

At December 31, 2000 and 1999, investments in bonds have a fair value of $385.0 million and $415.5 million, and a carrying value of $381.0 million and $431.3 million, respectively.

The carrying value of $5.1 million and $3.1 million of financial instruments classified as other liabilities also approximates their fair values at December 31, 2000 and 1999, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.

                     FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

10.  Commitments and Contingencies

Litigation

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 2000, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

Financial instruments with off-balance sheet risk

See Note 9.

11.  Generally Accepted Accounting Principles

Statutory accounting practices differ in certain respects from accounting principles generally accepted in the United States of America (GAAP). The differences, which could be significant, primarily relate to: (a) the treatment of acquisition costs (principally commissions and certain expenses related to policy issuance) which are charged to expense as incurred rather than amortized over the premium-paying periods of the related policies; (b) the treatment of certain assets designated as non-admitted, which are excluded from the balance sheet by direct charges to surplus; (c) insurance reserves, which are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals, while GAAP reserves use different assumptions for mortality and interest; (d) the GAAP practice of establishing reserves for premium deficiency and other loss recognition on certain insurance and related contracts which are considered to be without substantial mortality or morbidity risk; (e) the asset valuation reserve (AVR) and interest maintenance reserve (IMR), which are required statutory reserves for life insurance companies; (f) the provision for income taxes which is based solely on currently taxable income and accordingly, changes in a deferred federal income tax asset or liability during the year are not recorded; (g) securities investments and certain other investments are carried at NAIC values, whereas under GAAP, these investments are marked to market with the unrealized gain or loss net of tax recorded to shareholder's equity; (h) liabilities are presented net of reinsurance; and (i) GAAP requires that comprehensive income and its components be displayed in the financial statements; (j) also, under GAAP majority owned subsidiaries are consolidated.

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2000 (statutory basis)
                                 (in thousands)

Investment income earned
   Government bonds                                                            $ 2,963
   Other bonds (unaffiliated)                                                   23,650
   Bonds of affiliates                                                              --
   Preferred stocks (unaffiliated)                                                  --
   Preferred stocks of affiliates                                                   --
   Common stocks (unaffiliated)                                                     --
   Common stocks of affiliates                                                      --
   Mortgage loans                                                                   --
   Real estate
   Premium notes, policy loans and liens                                            --
   Cash on hand and on deposit                                                      --
   Short-term investments                                                        1,562
   Other invested assets                                                            --
   Derivative instruments                                                          (33)
   Aggregate write-ins for investment income                                        --
                                                                              --------
       Gross investment income                                                $ 28,142
                                                                              ========
Real estate owned - book value less encumbrances                              $     --

Mortgage loans - book value
   Farm mortgages                                                             $     --
   Residential mortgages                                                            --
   Commercial mortgages                                                             --
                                                                              --------
       Total mortgage loans                                                   $     --
                                                                              ========
Mortgage loans by standing - book value
   Good standing                                                              $     --
   Good standing with restructured terms                                            --
   Interest overdue more than 90 days, not in foreclosure                           --
   Foreclosure in process                                                           --

Other long-term assets - statement value                                      $     --

Bonds and stocks of parents, subsidiaries and affiliates - book value
   Bonds                                                                      $     --
   Preferred stocks                                                           $     --
   Common stocks                                                              $     --

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2000 (statutory basis)
                                 (in thousands)

Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                              $   50,852
           Over 1 year through 5 years                                 146,761
           Over 5 years through 10 years                               105,860
           Over 10 years through 20 years                               47,242
           Over 20 years                                                40,603
                                                                    -----------
                Total by maturity                                   $  391,318
                                                                    ===========
       By class - statement value
            Class 1                                                 $  314,682
            Class 2                                                     66,668
            Class 3                                                      6,047
            Class 4                                                      3,799
            Class 5                                                        122
            Class 6                                                         --
                                                                    -----------
                 Total by class                                     $  391,318
                                                                    ===========
       Total publicly traded                                        $  337,015
       Total privately placed                                       $   54,303
Preferred stocks - statement value                                  $       --
Common stocks - fair value                                          $       --
Short-term investments - book value                                 $   10,273
Options, caps & floors owned - statement value                      $       --
Options, caps & floors written and in force - statement value       $       --
Collar, swap & forward agreements open - statement value            $       (2)
Futures contracts open - current value                              $       --
Cash on deposit                                                     $      706

Life insurance in force:
       Industrial                                                   $       --
       Ordinary                                                     $  159,344
       Credit life                                                  $  207,873
       Group life                                                   $   50,345

Amount of accidental death insurance in force under
       Ordinary policies                                            $       --

Life insurance policies with disability provisions in force:
       Industrial                                                   $       --
       Ordinary                                                     $       --
       Credit life                                                  $       --
       Group life                                                   $       --

Supplemental contracts in force:
       Ordinary - not involving life contingencies
           Amount on deposit                                        $       --
           Income payable                                           $       --

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2000 (statutory basis)
                                 (in thousands)


       Ordinary - involving life contingencies
           Income payable                                   $     --

       Group - not involving life contingencies
           Amount of deposit                                $     --
           Income payable                                   $     --

       Group - involving life contingencies
           Income payable                                   $     --

Annuities:
       Ordinary
           Immediate - amount of income payable             $      377
           Deferred - fully paid account balance            $1,133,033
           Deferred - not fully paid account balance        $    3,137

       Group
           Amount of income payable                         $       --
           Fully paid account balance                       $       --
           Not fully paid account balance                   $       --

Accident and health insurance - premiums in force
           Ordinary                                         $       --
           Group                                            $       --
           Credit                                           $      110

Deposit funds and dividend accumulations
       Deposit funds - account balance                      $       --
       Dividend accumulations - account balance             $       --

Claim payments 2000
       Group accident and health
           2000                                             $       --
           1999                                             $       --
           1998                                             $       --
           1997                                             $       --
           1996                                             $       --
           Prior                                            $       --

       Other accident and health
           2000                                             $       --
           1999                                             $       --
           1998                                             $       --
           1997                                             $       --
           1996                                             $       --
           Prior                                            $       --

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2000 (statutory basis)
                                 (in thousands)

       Other coverages that use development methods to calculate claim reserves

           2000                                               $   1
           1999                                               $   3
           1998                                               $   1
           1997                                               $  --
           1996                                               $  --
           Prior                                              $  --

                                    CitiElite



                       STATEMENT OF ADDITIONAL INFORMATION




                      Individual Variable Annuity Contract
                                    issued by




                      First Citicorp Life Insurance Company
                                One Tower Square
                              Hartford, Connecticut




L-20675S                                                                May 2001

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

                  Statement of Net Assets as of December 31, 2000

                  Statement of Operations for the year ended December 31, 2000

                  Statement of Changes in Net Assets for the year ended December 31, 2000 and 1999

                  Notes to Financial Statements

                  Schedule of Investments as of December 31, 2000

         The statutory financial statements of First Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of First Citicorp Life Insurance Company include:

                  Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2000 and 1999

                  Statutory Statements of Operations for the years ended December 31, 2000 and 1999

                  Statutory Statements of Capital and Surplus for the years ended December 31, 2000 and 1999

                  Statutory Statements of Cash Flows for the years ended December 31, 2000 and 1999

                  Notes to Statutory Financial Statements

                  Schedule of Selected Financial Data from Annual Statement for the year ended December 31, 2000


(b)      Exhibits

(1) Certified resolution of the board of directors of First Citicorp Life Insurance Company (the "Company") establishing First Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

(2)      Not Applicable.

(3) Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC filed herewith.

(4)      (a)      Contract Form.**

(5)      Contract Application.**

(6)      (a)      Certificate of Incorporation of the Company.*

         (b)      By-Laws of the Company.*

(7)      None.

(8)      (a)      Participation Agreement Among MFS Variable Insurance Trust,
                  First Citicorp Life Insurance Company and Massachusetts
                  Financial Services Company.***

         (b) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.***

         (c) Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.***

         (d) Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.***

         (e) Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life Insurance Company with Addendums.*

         (f) Participation Agreement Among First Citicorp Life Insurance Company, First Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio. (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379 filed April __, 2001.)

(9)      Opinion and Consent of Catherine S. Mulholland, Esq.*****

(10)     Consent of KPMG LLP.

(11)     Not Applicable.

(12)     None.

(13)     Schedule for Computation of Each Performance Calculation.****

(14) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Frederick W. Bradley, Jr., Elizabeth C. Craig, Carl W. Desch, George C. Kokulis, Glenn D. Lammey, Alice B.Leopold-Benintendi, Marla Berman Lewitus, Frederic Thomas, Jr., David A. Tyson and John W. Walbridge filed herewith.

*Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1996 (File 33-83354)

**Incorporated herein by reference to the registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 6, 1999 (File 333-71377).

***Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on November 8, 1996 (File 33-83354).

****Incorporated herein by reference to the registrant's Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1997 (File 33-83354).

*****Incorporated herein by reference to the registrant's Post-Effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on January 29, 1999 (File 333-71377).


Item 25. DIRECTORS AND OFFICERS OF THE COMPANY.

DIRECTORS**

Frederick W. Bradley, Jr.*              Elizabeth C. Craig

Carl W. Desch*                          George C. Kokulis

Glenn D. Lammey,                        Alice B. Leopold-Benintendi

Marla Berman Lewitus,                   Frederic W. Thomas, Jr.*

John M. Walbridge*                      David A. Tyson


* Outside Director

Officers

George C. Kokulis***      Director, President and Chief Executive Officer
Glenn D. Lammey***        Director, Chief Financial Officer
Mary Jean Thornton***     Executive Vice President and Chief Information Officer
Peter Black Dahlberg****  Executive Vice President
William H. Heyman*****    Senior Vice President
William R. Hogan***       Director, Senior Vice President
Marla Berman Lewitus***   Director, Senior Vice President and General Counsel
Warren H. May***          Senior Vice President
Kathleen Preston***       Senior Vice President
David A. Tyson***         Director, Senior Vice President
F. Denney Voss*****       Senior Vice President
Linn K. Richardson***     Second Vice President and Actuary
Ernest J. Wright***       Vice President and Secretary
Kathleen A. McGah***      Assistant Secretary

Principal Business Address:

**       334 West 34th Street, New York, New York 10011

***      One Tower Square, Hartford, CT 06183

****     307 W. 7th Street, Fort Worth, TX 76102

*****    399 Park Avenue, New York, NY 10048

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ORGANIZATION CHART

                                    CITIGROUP
                             (Delaware Corporation)
                             ----------------------
                                      100%
                             ----------------------
                             CITICORP HOLDINGS, INC.
                             (Delaware Corporation)
                             ----------------------
                                      100%
                             ----------------------
                                CITIBANK DELAWARE
                             (Delaware Corporation)
                             ----------------------

         100%
----------------------
    CITICORP LIFE
  INSURANCE COMPANY
(Arizona Corporation)
----------------------


         100%                                                      100%
----------------------                                    ----------------------
 FIRST CITICORP LIFE                                       CITICORP ASSURANCE CO
  INSURANCE COMPANY                                       (Delaware Corporation)
(New York Corporation)

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2001 there were 3,138 contract owners.

ITEM 28. INDEMNIFICATION

         The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

         (a) The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

         (b) The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)      Travelers Distribution LLC
         One Tower Square
         Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and Citicorp Life Variable Annuity Separate Account.

(b) The information required by this Item 29 with respect to each director and officer of Travelers Distribution LLC is incorporated by reference to Schedule A of Form BD filed by Travelers Distribution LLC pursuant to the Securities and Exchange Act of 1934 (File No. 8-50244).

(c) Not Applicable

ITEM 30. LOCATION BOOKS AND RECORDS

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street, New York, New York and One Tower Square, Hartford, Connecticut.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

         (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 27th day of April, 2001.


              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)

                                   By:*GLENN D. LAMMEY
                                      ------------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 27th day of April 2001.


*FREDERICK W. BRADLEY, JR.                    Director
-------------------------------
(Frederick W. Bradley, Jr.)

*ELIZABETH C. CRAIG.                          Director
-------------------------------
(Elizabeth C. Craig)

*CARL W. DESCH                                Director
-------------------------------
(Carl W. Desch)

*GEORGE C. KOKULIS                            Director, President and Chief Executive Officer
-------------------------------               (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                              Director, Chief Financial Officer,
-------------------------------               (Principal Financial Officer)
(Glenn D. Lammey)

*ALICE B. LEOPOLD-BENINTENDI                  Director
-------------------------------
(Alice B. Leopold-Benintendi)

*MARLA BERMAN LEWITUS                         Director
-------------------------------
(Marla Berman Lewitus)

*FREDERIC W. THOMAS, JR.                      Director
-------------------------------
(Frederic W. Thomas, Jr.)

*DAVID A. TYSON                               Director
-------------------------------
(David A. Tyson)

*JOHN M. WALBRIDGE                            Director
-------------------------------
(John M. Walbridge)


*By: /s/Ernest J. Wright, Attorney-in-Fact

                                                                      EXHIBIT 10


                                  EXHIBIT INDEX


Exhibit
No.           Description                                                                            Method of Filing
-------       -----------                                                                            ----------------
3.            Distribution and Principal Underwriting Agreement                                      Electronically

10.           Consent of KPMG LLP, Independent Certified                                             Electronically
              Public Accountants.

14.           Powers of Attorney authorizing Ernest J. Wright or Kathleen A.                         Electronically
              McGah as signatory for Frederick W. Bradley, Jr., Elizabeth C. Craig,
              Carl W. Desch, George C. Kokulis, Glenn D. Lammey, Alice B.
              Leopold-Benintendi, Marla Berman Lewitus, Frederic Thomas, Jr.,
              David A. Tyson and John W. Walbridge.